[Graphic]

        FORUM
        FUNDS


  SEMI-ANNUAL REPORT
  SEPTEMBER 30, 1999

  Investors High Grade
      Bond Fund

  Investors Bond Fund

  TaxSaver Bond Fund

   Maine Municipal
     Bond Fund

   New Hampshire
     Bond Fund

 Investors Growth Fund

  Payson Balanced Fund

   Payson Value Fund

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                             SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

A Message to Our Shareholders...............................    1
Discussion: Forum Investment Advisors, LLC..................    2
Forum Funds Performance.....................................    3

FINANCIAL STATEMENTS OF THE FORUM FUNDS

Schedules of Investments:

  Investors High Grade Bond Fund............................    4
  Investors Bond Fund.......................................    5
  TaxSaver Bond Fund........................................    7
  Maine Municipal Bond Fund.................................    9
  New Hampshire Bond Fund...................................   13
  Investors Growth Fund.....................................   16
  Payson Balanced Fund......................................   17
  Payson Value Fund.........................................   19

Notes to Schedules of Investments...........................   20

Statements of Assets and Liabilities........................   22

Statements of Operations....................................   24

Statements of Changes in Net Assets.........................   26

Financial Highlights........................................   30

Notes to Financial Statements...............................   34

                                               FORUM FUNDS-Registered Trademark-

                      (This page intentionally left blank)

                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                              September 30, 1999
Dear Investor,

    Forum Funds is pleased to send you this semi-annual report for the period ended September 30, 1999. We will share with you the financial highlights of the period and our perspective on the financial markets. We would also like to take this opportunity to thank you for the continued confidence you have placed in the funds. Total net assets for the eight Forum Funds in this semi-annual report stand at over $240 million.

    In the equity markets, the first half of the funds' fiscal year has been one of marginal returns in general. The markets' nerves are being tested by a number of factors, including a tightening of monetary policy, potential impact of Y2K related issues, and disappointing earnings results by a number of highly visible companies. As measured by the Standard & Poor's 500 Index, the market was essentially flat over the last six months, recording a positive total return of 0.36%, and down 0.28% on simple price appreciation. Growth funds have done somewhat better than the overall market in this period, with the Morningstar Growth Fund Average recording a total return of 2.80%. The Payson Value Fund turned in a relatively strong performance over the period with a total return of 1.91% versus the benchmark 0.10%.

    It has been a similar story in the fixed income markets. Price depreciation due to rising interest rates has offset the income earned, resulting in small negative total returns for fixed income funds, including those within the Forum Fund family. Additionally, municipal bonds have underperformed taxable fixed income securities over the period. Of note, however, the three Forum Funds tax-exempt funds have outperformed their Morningstar benchmarks over the six-month period. For instance, the Maine Municipal Bond Fund and the New Hampshire Bond Fund had total returns of -1.37% and -1.57%, respectively, not including the impact of sales charges, versus the Morningstar Municipal-Single State Bond Funds Average of -3.14%.

    The balance of the funds' fiscal year will likely be characterized by investor caution, as the Federal Reserve has announced its "tightening bias", and as investors watch Y2K developments. Interest rates have an upward bias in this environment, which will serve to limit total return in stocks and bonds. However, presuming that the Federal Reserve has acted quickly enough to control inflation, the early months of 2000 have the potential to be very good to investors. We counsel investors to stay with their long-term investing plan.

    Thank you again for your trust in Forum Funds. We invite you to read the adviser comments on market conditions on the following pages and to review the remainder of this semi-annual report for further details about the funds. We will strive to continue meeting your needs by providing superior investment service. If you have questions, please discuss them with your local investment professional or call us at 207-879-0001.

                                          Sincerely,
                                          /S/ JOHN Y. KEFFER
                                          JOHN Y. KEFFER
                                          PRESIDENT

                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

DISCUSSION: FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------

ECONOMIC OVERVIEW

ECONOMIC AND FINANCIAL DEVELOPMENTS

    The juxtaposition of this reporting period versus that of one year ago could not be more dramatic. One year ago, investors' nerves were rattled by currency crises in Russia and Brazil, by the bailout of a highly leveraged U.S. hedge fund, and by continuing evidence that the miracle of Asian growth rates was less than promised. Global weakness threatened to engulf the long, robust U.S. expansion, as unemployment ticked up, consumer confidence swooned, retail sales sunk, and banks got nervous about lending. This led the Federal Reserve to cut the Fed Funds rate target three times from August through November, from 5.50% to 4.75%. Fixed income markets performed very well, though the Treasury market performed best, as investors fled to quality. The monetary easing and good worldwide management of the currency crises enabled the U.S. economy to shrug off the concerns of that period, and march forward in this 8th year of expansion.

    Despite the confidence and growth that has returned to the U.S. economy, there is increasing evidence that this expansion is getting "long in the tooth". The U.S. economy has grown at a remarkably consistent 3.5% to 4.0% annual rate for the last three years. However, it has recently begun to show signs of expanding beyond its non-inflationary rate. Consequently, the Federal Reserve has begun tightening monetary policy, with the Fed Funds rate target now back up to 5.25%. The strengthening economy is evidenced by a number of measures. The unemployment rate continues its descent, measuring 4.2% in September, down from its peak in this cycle of almost 8% in mid-1992. Retail sales continue to show large year-over-year increases, with huge 10% plus year-over-year increases in August and September, albeit over a weak period in 1998, when the Russian and Brazilian fiscal crises unfolded. Manufacturing managers and consumers are both very positive about the near term economic outlook, as measured by the Purchasing Managers Index and consumer confidence surveys. Finally, prices, as measured by the Consumer Price Index ("CPI"), have begun to climb. The CPI was up 2.5% year-over-year in September, from its trough of 1.5% in the spring of 1998.

    As stated in the Message to Our Shareholders, the effect of this economic roller coaster has been cautious securities markets, particularly as monetary policy retains its tightening bias, and fiscal policy was not made expansionary through tax cuts. Strong performance in the equity markets continues to be concentrated in a few sectors, and the fixed income market remains volatile. Again, as stated, it is a good time for investors to stick to their long-term investing plan, rebalancing as necessary in order to execute that plan.

FORUM FUNDS PERFORMANCE

    The performance for most of the Forum Funds was essentially in line with their benchmarks over the period, with the best results going to the tax-exempt bond funds and the Payson Value Fund. Taking advantage of lower prices for certain bonds in last year's flight to quality contributed to the fixed income funds' success over the period.

                                       2       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
           SIX MONTH TOTAL RETURN -- PERIOD ENDING SEPTEMBER 30, 1999

                                                                                               FORUM FUNDS VS.
                                                           FORUM FUNDS         BENCHMARK          BENCHMARK
                                                           -----------         ---------       ---------------
Investors High Grade Bond Fund..........................          -0.79%            0.07%(1)           -0.86%
Investors Bond Fund.....................................          -0.99%           -0.51%(2)           -0.48%
TaxSaver Bond Fund......................................          -2.11%           -2.71%(3)            0.60%
Maine Municipal Bond Fund...............................          -1.37%           -2.71%(3)            1.34%
New Hampshire Bond Fund.................................          -1.57%           -2.71%(3)            1.14%
Investors Growth Fund...................................          -6.30%            2.80%(4)           -9.10%
Payson Balanced Fund....................................          -0.91%           -0.02%(5)           -0.89%
Payson Value Fund.......................................           1.91%            0.10%(6)            1.81%

      (1) MORNINGSTAR Corporate Bond-High Quality Funds
      Average:
       273 Funds in Category
      (2) MORNINGSTAR Corporate Bond-General Funds
      Average:
       593 Funds in Category
      (3) MORNINGSTAR Municipal Bond-National Funds
      Average:
       559 Funds in Category
      (4) MORNINGSTAR Growth Funds Average:
       1,929 Funds in Category
      (5) MORNINGSTAR Balanced Funds Average:
       445 Funds in Category
      (6) MORNINGSTAR Growth & Income Funds Average:
       812 Funds in Category

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR RETURN FIGURES DO NOT INCLUDE THE EFFECT OF THE MAXIMUM SALES CHARGE, SEE TABLE BELOW. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. IF THE MAXIMUM SALES CHARGE WAS REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS, THE QUOTED PERFORMANCE WOULD BE LOWER.


         MAXIMUM SALES CHARGES
Investors High Grade Bond Fund     3.75%
Investors Bond Fund                3.75%
TaxSaver Bond Fund                 3.75%
Maine Municipal Bond Fund          3.00%
New Hampshire Bond Fund            3.00%
Investors Growth Fund              4.00%
Payson Balanced Fund               4.00%
Payson Value Fund                  4.00%

                                       3       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS HIGH GRADE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

    FACE               SECURITY
   AMOUNT             DESCRIPTION            VALUE
------------   -------------------------  -----------
CORPORATE BONDS & NOTES (19.3%)
$  1,500,000   ABN Amro Bank, North
                 America Finance, Inc.,
                 8.25%, 8/1/09..........  $ 1,525,920
     500,000   BankAmerica Corp., 8.13%,
                 2/1/02.................      517,725
     500,000   Dean Witter Discover,
                 6.25%, 3/15/00.........      500,930
   2,000,000   Lehman Brothers Holdings,
                 Inc., 8.50%, 8/1/15....    2,092,160
   2,000,000   Mercantile Banc Corp.,
                 7.30%, 6/15/07.........    2,018,400
                                          -----------
Total Corporate Bonds & Notes
  (cost $6,710,446)                         6,655,135
                                          -----------
GOVERNMENT AGENCY NOTES (3.1%)
FHLMC (0.9%)
     300,000   6.60%, 11/12/99..........      300,390
FNMA (2.2%)
     750,000   7.50%, 2/11/02...........      772,020
                                          -----------
Total Government Agency Notes
  (cost $1,072,078)                         1,072,410
                                          -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (13.1%)
GNMA (13.1%)
     767,777   Pool 382828, 6.50%,
                 4/15/28................      734,425
     540,694   Pool 400138, 6.50%,
                 4/15/28................      517,206
     106,419   Pool 430637, 6.50%,
                 4/15/28................      101,796
     225,942   Pool 462566, 6.50%,
                 3/15/28................      216,127
      43,191   Pool 463682, 6.50%,
                 3/15/28................       39,402
     812,442   Pool 463821, 6.50%,
                 4/15/28................      777,150
   1,025,060   Pool 463822, 6.50%,
                 4/15/28................      980,532

GOVERNMENT MORTGAGE BACKED SECURITIES, CONTINUED
$    638,927   Pool 468812, 6.50%,
                 4/15/28................  $   611,172
    FACE               SECURITY
   AMOUNT             DESCRIPTION            VALUE
------------   -------------------------  -----------
      68,745   Pool 473533, 6.50%,
                 4/15/28................       65,759
     206,676   Pool 473541, 6.50%,
                 4/15/28................      197,698
     284,505   Pool 474630, 6.50%,
                 4/15/28................      272,146
                                          -----------
Total Government Mortgage Backed
Securities
  (cost $4,718,379)
                                            4,513,413
                                          -----------
U.S. TREASURY OBLIGATIONS (58.2%)
U.S. TREASURY BONDS (10.0%)
   4,000,000   5.25%, 11/15/28..........    3,466,320
                                          -----------
U.S. TREASURY NOTES (48.2%)
   1,000,000   5.88%, 2/15/04...........    1,004,690
   2,000,000   7.25%, 5/15/04...........    2,110,140
   3,000,000   6.50%, 8/15/05...........    3,073,050
  10,000,000   5.88%, 11/15/05..........    9,945,998
     500,000   6.25%, 2/15/07...........      504,651
                                          -----------
Total U.S. Treasury Notes                  16,638,529
                                          -----------
Total U.S. Treasury Obligations
  (cost $20,992,578)                       20,104,849
                                          -----------
SHORT-TERM HOLDINGS (6.3%)
   1,500,000   Ameritech CP, 5.30%,
                 10/4/99................    1,499,338
     704,292   Bankers Trust Investment
                 Money Market Fund......      704,292
                                          -----------
Total Short-Term Holdings
  (cost $2,203,630)                         2,203,630
                                          -----------
Total Investments (100.0%)
  (cost $35,697,111)                      $34,549,437
                                          ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       4
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

    FACE               SECURITY
   AMOUNT             DESCRIPTION            VALUE
------------   -------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)
FHLMC (0.1%)
$     91,805   Series 90 135-A, 8.75%,
                 5/15/00................  $    91,840
                                          -----------
OTHER (1.7%)
     140,700   Merrill Lynch Mortgage
                 Investors, Inc., Series
                 89 E, 9.40%, 9/15/09...      145,253
     920,363   RTC, Series 92 C8 D,
                 8.84%, 12/25/23 +......      914,611
                                          -----------
Total Other                                 1,059,864
                                          -----------
Total Collateralized Mortgage
Obligations
  (cost $1,134,757)
                                            1,151,704
                                          -----------
CORPORATE BONDS & NOTES (76.1%)
   2,595,000   ABN Amro Bank, North
                 America Finance, Inc.,
                 8.25%, 8/1/09..........    2,639,842
     500,000   Bank One Corp., 8.10%,
                 3/1/02.................      515,375
   4,250,000   Bank United, 8.00%,
                 3/15/09................    4,079,064
   1,500,000   Bankers Trust New York
                 Co., 7.25%, 10/15/11...    1,474,050
   3,000,000   CBS, Inc., ACA insured,
                 7.63%, 1/1/02..........    3,042,690
   4,250,000   Chase Capital, 5.60% V/R,
                 8/1/28.................    4,047,110
     500,000   Chase Manhattan Bank,
                 N.A., 9.75%, 11/1/01...      530,985
   7,000,000   Comerica Bank, 8.38%,
                 7/15/24................    7,157,570
   1,000,000   Commercial Credit Co.,
                 7.88%, 7/15/04.........    1,040,190
   1,000,000   Commercial Credit Co.,
                 7.38%, 4/15/05.........    1,015,090
   1,500,000   Conseco, Inc., 6.40%,
                 6/15/01................    1,470,270
   3,000,000   Conseco, Inc., 8.70%,
                 11/15/26...............    2,605,020
   1,500,000   Cummins Engine Co., Inc.,
                 6.45%, 3/1/05..........    1,430,280
   1,000,000   Dow Chemical Co., 8.63%,
                 4/1/06.................    1,054,340
     500,000   Dupont Corp., 8.13%,
                 3/15/04................      528,535
     500,000   First Chicago NBD Corp.,
                 6.13%, 2/15/06.........      472,895
   1,000,000   Ford Motor Credit Co.,
                 7.50%, 6/15/04.........    1,026,780
     400,000   International Lease
                 Finance Corp., 8.38%,
                 12/15/04...............      424,076
   2,500,000   Lehman Brothers Holdings,
                 7.20%, 8/15/09.........    2,424,425
   1,000,000   Leucadia Capital Trust I,
                 8.65%, 1/15/27.........      849,727
     750,000   Merchants National Corp.
                 (a National City Corp.
                 subsidiary), 9.88%,
                 10/1/99................      750,000

    FACE               SECURITY
   AMOUNT             DESCRIPTION            VALUE
------------   -------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$    500,000   Merrill Lynch & Co.,
                 Inc., 7.00%, 3/15/06...  $   503,310
     500,000   Merrill Lynch & Co.,
                 Inc., 7.00%, 1/15/07...      497,680
     500,000   Morgan Stanley Group,
                 Inc., 6.75%, 3/4/03....      499,510
   1,000,000   NTC Capital, 5.55% V/R,
                 1/15/27................      977,510
     500,000   Paine Webber, Inc.,
                 9.25%, 12/15/01........      523,565
   3,000,000   Paine Webber, Inc.,
                 7.39%, 10/16/17........    2,778,420
     700,000   Republic New York Corp.,
                 8.38%, 2/15/07.........      745,031
   1,000,000   Sears Roebuck Acceptance
                 Corp., 6.70%,
                 11/15/06...............      973,530
   1,270,000   St. Paul Bancorp, Inc.,
                 7.13%, 2/15/04.........    1,270,076
                                          -----------
Total Corporate Bonds & Notes
  (cost $49,861,263)                       47,346,946
                                          -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (7.4%)
FHLMC (0.1%)
      55,409   Pool 502128, 9.00%,
                 10/1/04................       57,383
                                          -----------
GNMA (7.3%)
      82,491   Pool 406467, 6.50%,
                 3/15/26................       78,907
     150,533   Pool 452743, 6.50%,
                 12/15/27...............      143,994
   1,580,672   Pool 462480, 6.50%,
                 1/15/28................    1,512,007
     467,480   Pool 462903, 6.50%,
                 2/15/28................      447,172
   2,455,758   Pool 463821, 6.50%,
                 4/15/28................    2,349,080
                                          -----------
Total GNMA                                  4,531,160
                                          -----------
Total Government Backed Securities
  (cost $4,794,089)                         4,588,543
                                          -----------
MUNICIPAL BONDS (4.0%)
     236,953   Coffee County, GA,
                 Hospital Authority RV,
                 Taxable Anticipation
                 Certificates,
                 Series B, ACA insured,
                 9.00%, 12/1/12 +.......      256,103
     937,810   Coffee County, GA,
                 Hospital Authority RV,
                 Taxable Anticipation
                 Certificates,
                 Series B, ACA insured,
                 9.00%, 12/1/12 +.......    1,013,603

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       5
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

    FACE               SECURITY
   AMOUNT             DESCRIPTION            VALUE
------------   -------------------------  -----------
MUNICIPAL BONDS, CONTINUED
$  1,268,727   Coffee County, GA,
                 Hospital Authority RV,
                 Taxable Anticipation
                 Certificates,
                 Series B, ACA insured,
                 9.00%, 12/1/12 +.......  $ 1,207,714
                                          -----------
Total Municipal Bonds
  (cost $2,582,933)                         2,477,420
                                          -----------
U.S. TREASURY NOTES (4.2%)
   3,000,000   5.25%, 11/15/28
                 (cost $2,902,500)......    2,601,564
                                          -----------

                       SECURITY
   SHARES             DESCRIPTION            VALUE
------------   -------------------------  -----------
PREFERRED STOCK (6.0%)
   4,000,000   Irwin Financial Corp.,
                 Capital Trust I........  $ 1,012,501
   6,850,000   NCBE Capital Trust.......    1,729,625
   8,000,000   Simmons First National
                 Corp. .................    1,022,504
                                          -----------
Total Preferred Stock
  (cost $3,738,300)                         3,764,630
                                          -----------
SHORT-TERM HOLDINGS (0.5%)
     309,297   Bankers Trust Investment
                 Money Market Fund
                   (cost $309,297)......      309,297
                                          -----------
Total Investments (100.0%)
  (cost $65,323,139)                      $62,240,104
                                          ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       6
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (96.6%)
COLORADO (3.9%)
$          1,000,000 Douglas County, CO, SD #1, GO Bonds,
                      Series A, 8.00%, 12/15/09.............  $ 1,237,010
                                                              -----------
GUAM (0.6%)
             190,000 Guam Government LO Highway, RV, Series
                      A, FSA insured, 6.25%, 5/1/02.........      201,651
                                                              -----------
ILLINOIS (4.4%)
             350,000 Illinois Development Finance Authority
                      RV, Community Rehabilitation Providers
                      Facilities Acquisition Program, Series
                      92, 8.25%, 8/1/12.....................      379,607
           1,000,000 Illinois State, GO Bonds RV, 5.70%,
                      4/1/10................................    1,031,860
                                                              -----------
                                                                1,411,467
                                                              -----------
INDIANA (1.0%)
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Community
                      Hospital of Indiana, Series A & B,
                      MBIA insured, 6.35%, 7/1/03...........      106,020
             100,000 Indiana Transportation Financial
                      Authority Airport Facilities Lease RV,
                      Series A, 6.00%, 11/1/01..............      103,101
             100,000 Monroe County, IN, School Building Corp.
                      RV, First Mortgage, 5.80%, 1/15/00....      100,595
                                                              -----------
                                                                  309,716
                                                              -----------
KENTUCKY (3.5%)
           1,000,000 Kenton County, KY, Water District RV,
                      6.00%, 2/1/17.........................    1,037,390
             100,000 Kentucky Housing Corp., Housing RV,
                      Series B, 5.05%, 7/1/06...............       99,919
                                                              -----------
                                                                1,137,309
                                                              -----------
LOUISIANA (4.1%)
           1,000,000 Louisiana Public Facilities Authority
                      RV, Extended Care Facilities Authority
                      Comm-Care Corp., 11.00%, 2/1/14.......    1,325,090
                                                              -----------
MARYLAND (1.8%)
             625,000 Maryland State EDA Health Care
                      Facilities RV, Crescent Cities
                      Project, Series A, 5.30%, 12/20/18....      586,606
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MICHIGAN (8.0%)
$            250,000 Comstock Park, MI, Public Schools GO
                      Bonds, 6.00%, 5/1/06..................  $   267,703
           1,000,000 Grand Rapids, MI, Water Supply RV, FGIC
                      insured, 6.50%, 1/1/15................    1,043,740
             200,000 Michigan, Muni Bond Authority RV, Series
                      G, AMBAC insured, 6.20%, 11/1/04......      215,002
           1,000,000 Michigan State, Strategic Fund LO,
                      6.50%, 2/15/02........................    1,052,410
                                                              -----------
                                                                2,578,855
                                                              -----------
MISSOURI (4.6%)
           1,000,000 Kansas City, MO, IDA RV, Owens-
                      Illinois, PJ-Conv, 4.90%, 12/31/08....      954,080
             500,000 Sikeston, MO, Electric RV, 6.00%,
                      6/1/16................................      528,975
                                                              -----------
                                                                1,483,055
                                                              -----------
MONTANA (3.1%)
           1,000,000 Forsyth, MT, PCR RV Refunding, Montana
                      Power Co., Series A, AMBAC insured,
                      6.13%, 5/01/23........................    1,011,220
                                                              -----------
NEBRASKA (3.3%)
           1,000,000 Douglas County, NE, SD #17, GO Bonds,
                      Millard, MBIA insured, 6.25%,
                      10/1/17...............................    1,073,160
                                                              -----------
NEW JERSEY (3.2%)
           1,000,000 Essex County, NJ, Improvement Authority
                      RV, Utilities System East Orange
                      Franchise, MBIA insured, 6.00%,
                      7/1/18................................    1,032,300
                                                              -----------
NEW YORK (1.1%)
             350,000 New York State Thruway Authority,
                      Service Contract RV, Local Highway and
                      Bridge Project, 5.75%, 4/1/06.........      365,901
                                                              -----------
OHIO (26.0%)
           1,000,000 Cleveland, OH Public Power, 7.00%,
                      11/15/01..............................    1,064,490
           2,000,000 Hamilton, OH, Electrical System Mortgage
                      RV, Series A, FGIC insured, 6.00%,
                      10/15/23..............................    2,022,860
             700,000 Lakota, OH, SD UTGO Bonds, AMBAC
                      insured, 6.25%, 12/1/14...............      761,180

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       7
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
OHIO, CONTINUED
$            750,000 Montgomery County, OH, GO Bonds, 5.30%,
                      12/1/10...............................  $   762,195
             795,000 Northwest, OH, SD LOC, GO Bonds, FGIC
                      insured, 5.50%, 12/1/12...............      814,803
             500,000 Ohio State Air Quality Development
                      Authority, PCR, Cleveland Electric Co.
                      Project, FGIC insured, 8.00%,
                      12/1/13...............................      553,005
           1,500,000 Ohio State Turnpike Community RV, Series
                      A, 5.50%, 2/15/24.....................    1,471,290
             555,000 Shelby County, OH, Hospital Facilities
                      RV, Wilson Memorial Hospital, ETM USG,
                      6.40%, 12/1/03........................      573,565
             435,000 Washington County, OH, Hospital
                      Refunding RV, Shelby General Hospital,
                      6.88%, 7/1/03.........................      364,691
                                                              -----------
                                                                8,388,079
                                                              -----------
OKLAHOMA (0.8%)
             250,000 Claremore, OK, Public Works Authority
                      Capital Improvement RV, MBIA insured,
                      5.00%, 6/1/05.........................      254,363
                                                              -----------
PENNSYLVANIA (8.8%)
             550,000 Allegheny County, PA, Hospital
                      Development Authority, Health Care RV,
                      Allegheny Valley School Project,
                      7.25%, 2/1/03.........................      559,625
           1,000,000 Allegheny County, PA, Hospital
                      Development Authority, Health Center
                      RV, Series 90, West Penn Hospital
                      Foundation, 8.00%, 1/1/05.............    1,033,250
             500,000 Bucks County, PA, IDA RV, Personal Care,
                      ETM USG, Series A, 10.00%, 5/15/19....      751,550
             350,000 Erie-Western Pennsylvania Port
                      Authority, Pennsylvania Refunding RV,
                      8.25%, 6/15/00........................      247,366
             110,000 Pennsylvania HEFA RV, Medical College of
                      Pennsylvania, Series 91 B, 7.25%,
                      3/1/05................................      116,747
             125,000 Washington County, PA, IDA RV,
                      Presbyterian Medical Center, FHA
                      insured, 6.50%, 1/15/02...............      130,464
                                                              -----------
                                                                2,839,002
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
PUERTO RICO (7.6%)
$          1,000,000 Puerto Rico Commonwealth, GO Bonds,
                      Improvements Bonds, 5.50%, 7/1/13.....  $ 1,011,950
             750,000 Puerto Rico Commonwealth, GO Bonds, MBIA
                      insured, 5.75%, 7/1/10................      797,250
              35,000 Puerto Rico Public Finance Corp.,
                      Commonwealth Appropriations RV, Series
                      A, 5.38%, 6/1/18......................       34,255
             550,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........      595,259
                                                              -----------
                                                                2,438,714
                                                              -----------
VIRGIN ISLANDS (0.3%)
              50,000 Virgin Islands, Water & Power Authority,
                      Electric System RV, ACA-CBI & MBIA-IBC
                      insured, 5.30%, 7/1/21................       47,790
              40,000 Virgin Islands, Water & Power Authority,
                      Electric System RV, 5.25%, 7/1/06.....       40,392
                                                              -----------
                                                                   88,182
                                                              -----------
WASHINGTON (6.4%)
           1,180,000 Pierce County, WA, HFA RV, Pooled,
                      6.00%, 12/1/28........................    1,125,342
           1,000,000 Vancouver, WA, HFA RV, Housing-
                      Sub-Springbrook Square B, 6.00%,
                      3/1/31................................      933,320
                                                              -----------
                                                                2,058,662
                                                              -----------
WEST VIRGINIA (4.1%)
           1,300,000 Monongalia County, WV, Pollution RV,
                      Potomac Edison Co. Fort Martin, Series
                      B, 5.95%, 4/1/13......................    1,336,192
                                                              -----------
Total Municipal Bonds (cost $31,534,162)                       31,156,534
                                                              -----------

       SHARES
--------------------
SHORT-TERM HOLDINGS (3.4%)
           1,098,443 Bankers Trust Investment Tax-Free Money
                      Market Fund (cost $1,098,443).........    1,098,443
                                                              -----------
Total Investments (100.0%)
  (cost $32,632,605)                                          $32,254,977
                                                              ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       8
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (97.5%)
GENERAL OBLIGATION--BOND BANK (3.8%)
$             10,000 Maine Muni Bond Bank, Series C, 6.45%,
                      11/1/01...............................  $    10,448
              25,000 Maine Muni Bond Bank, Series D, 5.90%,
                      11/1/00...............................       25,552
              90,000 Maine Muni Bond Bank, Series E, 5.70%,
                      11/1/11...............................       92,905
              50,000 Maine Muni Bond Bank, Series 89B, 7.40%,
                      11/1/14, P/R 11/1/99 @ 102............       51,153
             210,000 Maine Muni Bond Bank, Series 90B, 7.20%,
                      11/1/07, P/R 11/1/00 @ 102............      221,494
              50,000 Maine Muni Bond Bank, Series 90B, 7.20%,
                      11/1/11, P/R 11/1/00 @ 102............       52,737
             150,000 Maine Muni Bond Bank, Series 90B, 7.20%,
                      11/1/15, P/R USG, 11/1/00 @ 102.......      158,211
              25,000 Maine Muni Bond Bank, Series 90D, 7.38%,
                      11/1/10, P/R USG, 11/1/00 @ 102.......       26,414
             100,000 Maine Muni Bond Bank, Series 92B, 6.65%,
                      11/1/07...............................      108,619
              85,000 Maine Muni Bond Bank, Series 92B, 6.75%,
                      11/1/12...............................       92,415
             100,000 Maine Muni Bond Bank, Series 92C, 5.80%,
                      11/1/99...............................      100,177
             150,000 Maine Muni Bond Bank, Series 92E, 5.80%,
                      11/1/04...............................      158,013
              20,000 Maine Muni Bond Bank, Series 93A, 5.00%,
                      6/1/03................................       20,417
              80,000 Maine Muni Bond Bank, Series 91A, Sewer
                      & Water Bonds, SRF Program, 7.20%,
                      11/1/13, P/R USG, 11/1/01 @ 102.......       86,267
                                                              -----------
                                                                1,204,822
                                                              -----------
GENERAL OBLIGATION--LOCAL (17.4%)
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.75%,
                      10/1/01...............................      102,571
              25,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.85%,
                      10/1/02...............................       25,913
             150,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.00%,
                      10/1/03...............................      157,124
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.10%,
                      10/1/04...............................      105,287


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            250,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.35%,
                      10/1/07...............................  $   262,575
             100,000 Bangor, ME, UTGO Bonds, 5.20%,
                      11/1/00...............................      101,505
              60,000 Bangor, ME, UTGO Bonds, 5.50%, 9/1/24...      62,929
             175,000 Bar Harbor, ME, UTGO Bonds, 6.20%,
                      6/1/05................................      187,604
              75,000 Bar Harbor, ME, UTGO Bonds, 6.45%,
                      6/1/09................................       82,256
              30,000 Bath, ME, UTGO Bonds, 7.45%, 12/1/07....      35,154
              20,000 Bath, ME, UTGO Bonds, 7.50%, 12/1/08....      23,696
              25,000 Bath, ME, UTGO Bonds, 5.63%, 3/1/09.....      26,182
              25,000 Blue Hill, ME, UTGO Bonds, 7.30%,
                      7/1/06................................       28,257
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/03................................       52,495
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/04................................       52,976
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/05................................       52,965
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.20%,
                      1/1/06................................       52,939
              50,000 Brunswick, ME, Tax Increment GO Bonds,
                      BTI Project, 5.50%, 11/1/08...........       51,964
              25,000 Bucksport, ME, GO Bonds, 7.15%,
                      4/1/07................................       28,165
             250,000 Cape Elizabeth, ME, GO Bonds, 5.75%,
                      10/15/09..............................      267,348
             100,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/12..............................      107,608
              25,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/14..............................       26,902
             100,000 Cumberland County, ME, UTGO Bonds,
                      6.50%, 2/1/03, P/R USG, 2/1/01 @
                      102...................................      104,984
             250,000 Cumberland County, ME, UTGO Bonds,
                      5.25%, 2/1/07.........................      257,573
              25,000 Ellsworth, ME, UTGO Bonds, 7.20%,
                      7/1/08................................       28,612
             250,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/04................................      279,324
              20,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/10................................       23,497
              40,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.40%, 9/1/04................       43,365

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       9
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            215,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.60%, 9/1/06................  $   234,255
              50,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/07................       54,546
              70,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/08................       76,364
              35,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/10................       38,182
              50,000 Portland, ME, GO Bonds, 10.50%,
                      11/1/99...............................       50,285
             500,000 Portland, ME, GO Bonds, 6.20%, 4/1/05...     541,630
              50,000 Portland, ME, GO Bonds, 12.60%,
                      11/1/05...............................       70,385
             100,000 Portland, ME, GO Bonds, 7.25%,
                      12/1/05...............................      113,780
             790,000 Portland, ME, GO Bonds, 5.30%,
                      6/13/13...............................      786,216
              25,000 Portland, ME, GO Bonds, 6.50%, 4/1/14...      27,470
              10,000 Rockland ME, GO bonds, 6.00%, 10/1/00...      10,184
              25,000 Rockland ME, GO bonds, 6.00%, 10/1/01...      25,757
             150,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/08................................      160,830
              40,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/11................................       42,586
              25,000 Westbrook, ME, UTGO Bonds, 6.75%,
                      11/15/04..............................       27,553
              75,000 Windham, ME, UTGO Bonds, 0.05%,
                      6/15/08...............................       48,490
             130,000 Winslow, ME, GO Bonds, Crowe Rope
                      Industries Project, Series A, 5.50%,
                      3/1/07................................      133,052
              20,000 Winslow, ME, UTGO Bonds, AMBAC insured,
                      6.90%, 10/1/08........................       21,439
              50,000 Winslow, ME, UTGO Bonds, SD, AMBAC
                      insured, 7.00%, 10/1/10...............       53,693
              25,000 Winthrop, ME, UTGO Bonds, 5.10%,
                      8/1/04................................       25,595
              25,000 Winthrop, ME, UTGO Bonds, 5.20%,
                      8/1/05................................       25,675
              25,000 Winthrop, ME, UTGO Bonds, 5.30%,
                      8/1/06................................       25,756
              25,000 Winthrop, ME, UTGO Bonds, 5.40%,
                      8/1/07................................       25,841


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            250,000 Yarmouth, ME, GO Bonds, AMBAC insured,
                      5.25%, 11/15/09.......................  $   254,405
              35,000 York, ME, SD, UTGO Bonds, AMBAC insured,
                      6.40%, 3/1/03.........................       36,776
                                                              -----------
                                                                5,542,515
                                                              -----------
GENERAL OBLIGATION--STATE (1.9%)
             100,000 Maine, UTGO Bonds, 8.50%, 3/1/00........     101,961
             100,000 Maine, UTGO Bonds, 7.50%, 12/15/00......     104,228
              50,000 Maine, UTGO Bonds, 8.00%, 5/1/01........      52,917
              90,000 Maine, UTGO Bonds, 6.40%, 7/1/02........      95,000
              25,000 Maine, UTGO Bonds, 7.50%, 12/15/02......      27,379
             100,000 Maine, UTGO Bonds, 6.50%, 7/1/03........     107,308
             100,000 Maine, UTGO Bonds, Highway Improvements,
                      8.00%, 5/1/02.........................      108,946
                                                              -----------
                                                                  597,739
                                                              -----------
GENERAL OBLIGATION--TERRITORIAL (7.3%)
           1,150,000 Puerto Rico, GO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................    1,256,329
             525,000 Puerto Rico, GO Bonds, Series 93,
                      MBIA-IBC insured, 5.50%, 7/1/08.......      552,699
             495,000 Puerto Rico Commonwealth, GO, MBIA
                      insured, 5.75%, 7/1/10................      526,185
                                                              -----------
                                                                2,335,213
                                                              -----------
REVENUE--GUAM (9.2%)
             800,000 Guam Government LO Highway RV,
                      Series A, FSA insured, 6.25%,
                      5/1/07................................      849,056
              25,000 Guam Government LO Highway RV,
                      Series 92 A, FSA insured, 5.60%,
                      5/1/00................................       25,276
           1,895,000 Guam Power Authority RV, Series A, AMBAC
                      insured, 6.30%, 10/1/12...............    2,052,512
                                                              -----------
                                                                2,926,844
                                                              -----------
REVENUE--HEALTH & EDUCATION (14.6%)
              25,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      6.80%, 12/1/07........................       26,311

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       10
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HEALTH & EDUCATION, CONTINUED
$             60,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      7.00%, 12/1/16........................  $    62,388
              20,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-2,
                      7.15%, 12/1/16........................       20,770
              25,000 Maine Educational Loan Authority,
                      Series A, Student Loan Refunding RV,
                      6.35%, 5/1/05.........................       25,919
              45,000 Maine Educational Loan Authority,
                      Student Loan Refunding RV, 6.90%,
                      11/1/03...............................       46,579
              20,000 Maine HEHFA RV, AMBAC insured, 7.20%,
                      5/1/06, P/R 5/1/00 @ 102..............       20,789
              10,000 Maine HEHFA RV, AMBAC insured, 7.30%,
                      5/1/14, P/R 5/1/00 @ 102..............       10,400
             140,000 Maine HEHFA RV, Cedars Nursing Home, FHA
                      insured, 7.90%, 8/1/32, P/R 2/1/00 @
                      102...................................      144,722
             250,000 Maine HEHFA RV, Coves Edge Nursing Home,
                      10.00%, 8/1/20, P/R 8/1/00 @ 103......      269,920
              20,000 Maine HEHFA RV, FSA insured, 6.10%,
                      7/1/01, P/R 5/1/00 @ 102..............       20,653
              80,000 Maine HEHFA RV, FSA insured, 6.10%,
                      7/1/01, U/R Balance...................       82,574
              10,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/05...       10,438
              55,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/15...       57,407
             195,000 Maine HEHFA RV, Maine Medical Center,
                      ETM USG, 6.00%, 10/1/13...............      206,225
              50,000 Maine HEHFA RV, P/R Series A, 6.10%,
                      7/1/03................................       53,192
             175,000 Maine HEHFA RV, P/R Series A, FSA
                      insured, 5.50%, 7/1/07................      181,234
              25,000 Maine HEHFA RV, Series A, 5.25%,
                      7/1/11................................       25,121
             550,000 Maine HEHFA RV, Series A, FSA insured,
                      5.25%, 7/1/10.........................      552,871
             100,000 Maine HEHFA RV, Series B, FSA insured,
                      5.88%, 7/1/06.........................      104,188
             450,000 Maine HEHFA RV, Series B, FSA insured,
                      5.55%, 7/1/08.........................      462,317

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HEALTH & EDUCATION, CONTINUED
$            335,000 Maine HEHFA RV, Series B, MBIA insured,
                      5.00%, 7/1/10.........................  $   327,754
             510,000 Maine HEHFA RV, Series D, FSA insured,
                      5.30%, 7/1/07.........................      519,369
               5,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.20%,
                      5/1/06................................        5,190
               5,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.30%,
                      5/1/14................................        5,185
             100,000 Maine HEHFA RV, U/R Balance Series A,
                      6.10%, 7/1/03.........................      105,803
             325,000 Maine HEHFA RV, U/R Balance Series A,
                      FSA insured, 5.50%, 7/1/07............      336,339
             950,000 Maine Veterans' Homes RV, 6.80%,
                      10/1/05...............................      979,403
                                                              -----------
                                                                4,663,061
                                                              -----------
REVENUE--HOUSING (3.9%)
              40,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-5, 7.45%, 11/15/11........       41,791
             200,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-6, 7.25%, 11/15/19........      206,642
              30,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-2, 7.30%, 11/15/16........       30,631
             110,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 90 A-5, Remarketed 5/13/93,
                      6.20%, 11/15/16.......................      111,604
             185,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 92 C, 6.55%, 11/15/12..........      188,891
              50,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 93 A-1, 5.05%, 11/15/06........       49,782
             300,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 A-2, 5.20%, 11/15/08........      298,110
             250,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 C-1, 6.20%, 11/15/07........      254,253
              25,000 Maine HSG AUTH RV, Series 91 A, FSA
                      insured, 7.40%, 11/15/22..............       25,927
              50,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 6.90%, 11/1/07...........       46,510
                                                              -----------
                                                                1,254,141
                                                              -----------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       11
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--INDUSTRIAL (8.3%)
$             15,000 Bath, ME, Sewer Improvements RV, 7.40%,
                      12/1/06...............................  $    17,367
              25,000 Bucksport, ME, Solid Waste Disposal RV,
                      Champion International Corp. Project,
                      remarketed 5/1/93, 6.25%, 5/1/10......       25,934
             530,000 East Millinocket, ME, PCR Bonds, Great
                      Northern Nekoosa Corp. Project, ETM
                      USG, 6.70%, 6/1/04....................      561,567
             165,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/14, P/R USG, 12/1/01 @ 101.50....      177,090
              40,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/20, P/R USG, 12/1/01 @ 101.50....       42,931
              15,000 Kennebunk, ME, Sewer District RV Bonds,
                      7.10%, 1/1/06.........................       16,675
             500,000 Maine Finance Authority RV, Boise
                      Cascade Corp. Project, 7.90%,
                      6/1/15................................      516,915
           1,250,000 Skowhegan ME, PCR Bonds, Scott Paper Co.
                      Project, 5.90%, 11/1/13...............    1,282,963
              25,000 Wells Sanitation District, ME, Sewer RV,
                      6.75%, 3/1/00.........................       25,306
                                                              -----------
                                                                2,666,748
                                                              -----------
REVENUE--OTHER (0.0%)
              10,000 Maine Court Facilities Authority Lease
                      Rental RV, 7.15%, 8/1/07, P/R USG,
                      8/1/00 @ 102..........................       10,474
                                                              -----------
REVENUE--PUERTO RICO (18.2%)
              20,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Abbott Chemicals,
                      Inc. Project, 6.50%, 7/1/09...........       20,604
             500,000 Puerto Rico, Industrial, Tourist,
                      Education, Medical & Environmental RV,
                      Series A, MBIA insured, 5.00%,
                      10/1/11...............................      494,890
              30,000 Puerto Rico, Infrastructure Financing
                      Authority, U/R Balance RV, Series A,
                      7.60%, 7/1/00.........................       30,382
             540,000 Puerto Rico, PBA, Guaranteed Public
                      Education and Health Facilities RV,
                      Series M, FSA insured, 5.70%,
                      7/1/09................................      575,246


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--PUERTO RICO, CONTINUED
$          3,655,000 Puerto Rico, Public Finance Corp.,
                      Commonwealth Appropriations RV,
                      Series A, 5.38%, 6/1/18...............  $ 3,577,185
           1,015,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........    1,098,523
                                                              -----------
                                                                5,796,830
                                                              -----------
REVENUE--TRANSPORTATION (3.0%)
             180,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/11................      194,377
             700,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/14................      755,909
                                                              -----------
                                                                  950,286
                                                              -----------
REVENUE--VIRGIN ISLANDS (9.9%)
              20,000 Virgin Islands, HSG AUTH RV, SFM, GNMA
                      Mortgage-Backed, 6.00%, 3/1/07........       20,195
             785,000 Virgin Islands, PFA RV, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................      935,234
              40,000 Virgin Islands, PFA RV, Sub Lien Fund
                      Loan Notes, Series D, 6.00%,
                      10/1/05...............................       40,980
             680,000 Virgin Islands, Water & Power Authority,
                      Electric System RV, 5.25%, 7/1/06.....      686,677
             225,000 Virgin Islands, Water & Power Authority,
                      Electric System RV, 5.25%, 7/1/08.....      224,436
           1,320,000 Virgin Islands, Water & Power Authority,
                      Electric System RV, ACA-CBI & MBIA-IBC
                      insured, 5.30%, 7/1/21................    1,261,643
                                                              -----------
                                                                3,169,165
                                                              -----------
Total Municipal Bonds
  (cost $31,101,237)                                           31,117,838
                                                              -----------

       SHARES
--------------------
SHORT-TERM HOLDINGS (2.5%)
             799,409 Bankers Trust Tax Free Money Market Fund
                      (cost $799,409).......................      799,409
                                                              -----------
Total Investments (100.0%)
  (cost $31,900,646)                                          $31,917,247
                                                              ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       12
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
MUNICIPAL BONDS (100.0%)
GENERAL OBLIGATION--BOND BANK (3.3%)
$              5,000 New Hampshire Muni Bond Bank, Pinkerton
                      Academy Project, 5.25%, 6/1/07........  $      5,094
              25,000 New Hampshire Muni Bond Bank, Series 90
                      A, 6.90%, 1/15/05.....................        25,725
              20,000 New Hampshire Muni Bond Bank, Series 90
                      D, 6.90%, 7/15/03.....................        20,879
              25,000 New Hampshire Muni Bond Bank, Series 91
                      E, 6.90%, 8/15/06.....................        26,693
              25,000 New Hampshire Muni Bond Bank, Series 91
                      K, 6.75%, 1/15/08, P/R USG 1/15/01 @
                      102...................................        26,295
              10,000 New Hampshire Muni Bond Bank, Series 92
                      D, State Guaranteed, 6.00%, 1/15/11...        10,655
              50,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.35%, 7/15/06.....................        53,077
             175,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.50%, 7/15/08.....................       186,448
              50,000 New Hampshire Muni Bond Bank, Series 94
                      A, 5.15%, 11/1/08.....................        50,248
              85,000 New Hampshire Muni Bond Bank, Series 94
                      C, State Guaranteed, 5.80%, 8/15/08...        88,850
                                                              ------------
                                                                   493,964
                                                              ------------
GENERAL OBLIGATION--LOCAL (19.7%)
             155,000 Bedford, NH, UTGO Bonds, 6.70%,
                      8/1/12................................       165,089
             225,000 Belknap County, NH, GO Bonds, MBIA
                      insured, 5.20%, 6/15/13...............       221,237
              50,000 Concord, NH, GO Bonds, FGIC insured,
                      6.05%, 10/15/08.......................        53,705
             100,000 Concord, NH, GO Bonds, SD, 4.70%,
                      10/15/07..............................        99,239
             100,000 Concord, NH, GO Bonds, SD, 5.00%,
                      10/15/10..............................        99,037
             100,000 Concord, NH, UTGO Bonds, MBIA insured,
                      5.00%, 1/15/09........................       100,073
              50,000 Exeter, NH, UTGO Bonds, 5.10%,
                      6/15/05...............................        51,076
              25,000 Exeter, NH, UTGO Bonds, 5.30%,
                      6/15/08...............................        25,567
              90,000 Farmington, NH, GO Bonds, SD, AMBAC
                      insured, 5.55%, 2/15/02...............        92,551


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--LOCAL, CONTINUED
$             50,000 Franklin, NH, GO Bonds, MBIA insured,
                      5.20%, 10/1/07........................  $     50,993
             100,000 Goffstown, NH, GO Bonds, SD, AMBAC
                      insured, 5.25%, 8/15/11...............        99,862
              60,000 Gorham, NH, GO Bonds, FSA insured,
                      4.80%, 4/1/13.........................        56,192
              65,000 Gorham, NH, GO Bonds, FSA insured,
                      4.85%, 4/1/14.........................        60,526
              45,000 Keene, NH, UTGO Bonds, 5.15%,
                      10/15/11..............................        44,780
              25,000 Lisbon, NH, UTGO Bonds, SD, 5.60%,
                      2/1/10................................        25,466
              50,000 Londonderry, NH, UTGO Bonds, 5.40%,
                      1/15/14...............................        49,471
             225,000 Manchester, NH, UTGO Bonds, General
                      Improvement R/V Series B, MBIA
                      insured, 5.00%, 1/2/09................       221,144
             250,000 Manchester, NH, UTGO Bonds, Public
                      Improvement, 5.50%, 11/1/12...........       253,719
              15,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.00%, 7/1/04.........................        15,352
             250,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.30%, 7/1/07.........................       256,515
              20,000 Nashua, NH, UTGO Bonds, 5.70%,
                      7/15/07...............................        20,795
              15,000 Nashua, NH, UTGO Bonds, 6.80%, 7/1/09...       15,960
             100,000 Nashua, NH, UTGO Bonds, AMBAC insured,
                      5.35%, 7/15/06........................       103,353
              35,000 Nashua, NH, UTGO Bonds, FGIC insured,
                      5.25%, 11/2/09........................        35,491
             100,000 Nashua, NH, UTGO Bonds, Public
                      Improvement, 6.80%, 7/1/07............       106,402
              10,000 Nashua, NH, UTGO Bonds, Public
                      Improvement, 6.70%, 11/1/07...........        10,225
              50,000 Oyster River, NH, GO Bonds, Cooperative
                      SD State Guaranteed, Lot A, 5.75%,
                      6/15/07...............................        52,620

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       13
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            100,000 Oyster River, NH, GO Bonds, Cooperative
                      SD State Guaranteed, Lot A, 5.85%,
                      6/15/08...............................  $    105,280
              30,000 Salem, NH, GO Bonds, MBIA insured,
                      6.45%, 3/1/04.........................        31,334
             400,000 Stratham, NH, GO Bonds, SD, AMBAC
                      insured, 5.10%, 1/15/08...............       405,776
                                                              ------------
                                                                 2,928,830
                                                              ------------
GENERAL OBLIGATION--STATE (8.9%)
              10,000 New Hampshire, GO Bonds, 6.00%,
                      9/1/05................................        10,718
             350,000 New Hampshire, GO Bonds, State Capital
                      Improvement, 5.50%, 12/1/06...........       366,047
           1,000,000 New Hampshire, GO Bonds, State Capital
                      Improvement, 5.13%, 10/1/17...........       937,508
                                                              ------------
                                                                 1,314,273
                                                              ------------
REVENUE--GUAM (1.5%)
              10,000 Guam Government LO Highway RV, Series 92
                      A, FSA insured, 6.25%, 5/1/07.........        10,613
             200,000 Guam Power Authority RV, Series A, AMBAC
                      insured, 6.30%, 10/1/12...............       216,624
                                                              ------------
                                                                   227,237
                                                              ------------
REVENUE--HEALTH & EDUCATION (23.3%)
              20,000 Hudson, NH, Educational Facilities RV,
                      SD, Lot B, 7.30%, 12/15/07............        23,326
              25,000 Hudson, NH, Educational Facilities RV,
                      SD, Lot B, 7.30%, 12/15/08............        28,717
              15,000 Mascenic, NH, Regional SD #1, Lot C,
                      AMBAC insured, 7.20%, 12/15/07........        17,341
             200,000 New Hampshire, HEHFA RV, Demand Notes,
                      FGIC insured, 3.80% V/R, 7/1/21.......       200,000
              50,000 New Hampshire, HEHFA RV, Concord
                      Hospital Issue, AMBAC insured, 5.40%,
                      10/1/06...............................        51,722


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--HEALTH & EDUCATION, CONTINUED
$             35,000 New Hampshire, HEHFA RV, Elliot Hospital
                      of Manchester, 6.50%, 10/1/11.........  $     36,867
             460,000 New Hampshire, HEHFA RV, Elliot Hospital
                      of Manchester, FGIC insured, 6.25%,
                      10/1/21...............................       474,154
             100,000 New Hampshire, HEHFA RV, Exeter
                      Hospital, 5.25%, 10/1/00..............       101,187
              50,000 New Hampshire, HEHFA RV, Exeter
                      Hospital/Healthcare Issue, 5.50%,
                      10/1/13...............................        50,678
             165,000 New Hampshire, HEHFA RV, Franklin Pierce
                      College, Series 94, 5.50%, 10/1/04....       171,568
              90,000 New Hampshire, HEHFA RV, Franklin Pierce
                      College, Series 94, 5.50%, 10/1/04....        90,370
              90,000 New Hampshire, HEHFA RV, Franklin Pierce
                      College, 6.00%, 10/1/13...............        88,455
             160,000 New Hampshire, HEHFA RV, Franklin Pierce
                      College, 6.00%, 10/1/13...............       171,286
               5,000 New Hampshire, HEHFA RV, Hitchcock
                      Clinic Issue, MBIA insured, 6.00%,
                      7/1/15................................         5,076
           1,000,000 New Hampshire, HEHFA RV, Kendal at
                      Hanover Issue, LOC, 5.80%, 10/1/14....     1,002,290
              85,000 New Hampshire, HEHFA RV, Lakes Region
                      Hospital Association, 5.75%, 1/1/11...        87,747
              15,000 New Hampshire, HEHFA RV, Mary Hitchcock
                      Memorial Hospital, 4.90%, 8/15/01.....        15,167
              50,000 New Hampshire, HEHFA RV, Nashua Memorial
                      Hospital, 5.50%, 10/1/02..............        50,655
             125,000 New Hampshire, HEHFA RV, Rivier College,
                      6.90%, 1/1/13.........................       136,037
             400,000 New Hampshire, HEHFA RV, River Woods at
                      Exeter, 9.00%, 3/1/23.................       460,720
              30,000 New Hampshire, HEHFA RV, University
                      System of New Hampshire, MBIA insured,
                      Series 92, 6.00%, 7/1/07..............        31,665

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       14
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--HEALTH & EDUCATION, CONTINUED
$            175,000 New Hampshire, HEHFA RV,
                      Wentworth-Douglass Hospital, 5.40%,
                      1/1/07................................  $    178,752
                                                              ------------
                                                                 3,473,780
                                                              ------------
REVENUE--HOUSING (7.0%)
             450,000 New Hampshire, HSG AUTH RV, MFHR,
                      FHA/VA/RECD MTGS LOC, 5.60%, 7/1/03...       457,892
              10,000 New Hampshire, HSG AUTH RV, SFM, 6.75%,
                      7/1/04................................        10,239
              80,000 New Hampshire, HSG AUTH RV, SFM, Series
                      A, 5.25%, 1/1/07......................        79,564
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 5.90%, 1/1/07......................        97,432
              85,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 6.00%, 1/1/08......................        85,622
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 6.00%, 7/1/08......................        90,690
             125,000 New Hampshire, HSG AUTH RV, SFM, Series
                      SB, 4.85%, 1/1/05.....................       124,014
              90,000 New Hampshire, HSG AUTH RV, SFM, Series
                      SB, 4.95%, 1/1/06.....................        88,937
                                                              ------------
                                                                 1,034,390
                                                              ------------
REVENUE--INDUSTRIAL (1.1%)
             140,000 Exeter, NH, UTGO Bonds, Sewer
                      Improvements, 6.25%, 1/15/07..........       147,378
              10,000 New Hampshire, IDA Solid Waste Disposal
                      RV, Canal Electric Co. Project, FGIC
                      insured, 7.38%, 12/1/20...............        10,504
                                                              ------------
                                                                   157,882
                                                              ------------
REVENUE--PUERTO RICO (9.9%)
              80,000 Puerto Rico, Industrial, Medical &
                      Enviromental RV, Abbott Chemicals,
                      Inc. Project, 6.50%, 7/1/09...........        82,416
             270,000 Puerto Rico, Infrastructure Financing
                      Authority RV, U/R Balance, Series A,
                      7.60%, 7/1/00.........................       273,440
              25,000 Puerto Rico, Infrastructure Financing
                      Authority RV, U/R Balance, Series A,
                      7.75%, 7/1/08.........................        25,321


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--PUERTO RICO, CONTINUED
$            735,000 Puerto Rico, PBA, Guaranteed Public
                      Education & Health Facilities RV,
                      Series 93 M, FSA insured, 5.70%,
                      7/1/09................................  $    782,973
             310,000 Puerto Rico, PFA, Commonwealth
                      Appropriations RV, Series A, AMBAC
                      insured, 5.38%, 6/1/18................       303,400
                                                              ------------
                                                                 1,467,550
                                                              ------------
REVENUE--TRANSPORTATION (12.9%)
           1,175,000 New Hampshire State Turnpike System RV,
                      Series A, 6.75%, 11/1/11..............     1,299,174
             550,000 New Hampshire State Turnpike System RV,
                      Series A, FGIC insured, 7.00%,
                      11/1/06...............................       610,808
                                                              ------------
                                                                 1,909,982
                                                              ------------
REVENUE--VIRGIN ISLANDS (12.4%)
              50,000 Virgin Islands HFA, SFM RV, GNMA
                      Mortgage -Backed, 6.00%, 3/1/07.......        50,488
             325,000 Virgin Islands, PFA RV, Series 89 A,
                      7.30%, 10/1/18,
                      P/R USG 10/1/00 @ 101.................       387,199
              30,000 Virgin Islands, PFA RV, Series B, 7.25%,
                      10/1/07...............................        31,394
           1,170,000 Virgin Islands, PFA RV, Sub Lien Fund
                      Loan Notes, Series D, 6.00%,
                      10/1/05...............................     1,198,665
              30,000 Virgin Islands, Water & Power Authority
                      Electric System RV, 5.25%, 7/1/06.....        30,295
              25,000 Virgin Islands, Water & Power Authority
                      Electric System RV, 5.25%, 7/1/08.....        24,937
             130,000 Virgin Islands, Water & Power Authority
                      Electric System RV, ACA-CBI & MBIA-IBC
                      insured, 5.25%, 7/1/07................       124,253
                                                              ------------
                                                                 1,847,231
                                                              ------------
Total Investments (100.0%)
  (cost $14,953,233)                                           $14,855,119
                                                              ============

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       15
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (98.4%)
BASIC MATERIALS (2.9%)
             16,000 Air Products & Chemicals................  $   465,000
              4,086 Du Pont (E.I.) de Nemours...............      248,735
                                                              -----------
                                                                  713,735
                                                              -----------
CAPITAL GOODS (6.4%)
             13,000 General Electric Co. ...................    1,541,312
                                                              -----------
COMMUNICATION SERVICES (10.7%)
             15,000 AT&T Corp. .............................      652,500
             10,200 SBC Communications, Inc. ...............      520,837
              6,000 Vodafone Airtouch plc ADR...............    1,426,500
                                                              -----------
                                                                2,599,837
                                                              -----------
CONSUMER CYCLICALS (8.1%)
             20,000 Barnes & Noble, Inc.*...................      520,000
              9,352 Daimler Chrysler AG.....................      649,380
             14,000 Nike, Inc., Class B.....................      796,250
                                                              -----------
                                                                1,965,630
                                                              -----------
CONSUMER STAPLES (8.3%)
             11,000 PepsiCo, Inc. ..........................      332,750
             20,000 Tricon Global Restaurants, Inc.*........      818,750
              7,142 Unilever N.V. ..........................      486,549
             15,000 Walt Disney Co.*........................      388,125
                                                              -----------
                                                                2,026,174
                                                              -----------
ENERGY (8.9%)
              8,596 Conoco, Inc.-B shares...................      235,316
             10,000 Exxon Corp. ............................      759,375
              6,000 Mobil Corp. ............................      604,500
              9,000 Schlumberger, Ltd. .....................      560,813
                                                              -----------
                                                                2,160,004
                                                              -----------
FINANCIALS (19.1%)
             12,656 American International Group, Inc. .....    1,100,281


                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
FINANCIALS, CONTINUED
              9,136 BankAmerica Corp. ......................  $   508,761
                157 Berkshire Hathaway Class B*.............      291,392
             10,000 Fannie Mae..............................      626,875
             22,500 Fiserv, Inc.*...........................      731,250
             10,000 Merrill Lynch & Co., Inc. ..............      671,875
             18,000 Wells Fargo Co. ........................      713,250
                                                              -----------
                                                                4,643,684
                                                              -----------
HEALTH CARE (11.5%)
             16,000 Abbott Laboratories.....................      588,000
             14,000 American Home Products..................      581,000
              8,000 Johnson & Johnson.......................      735,000
             13,800 Merck & Company, Inc. ..................      894,412
                                                              -----------
                                                                2,798,412
                                                              -----------
TECHNOLOGY (21.1%)
              8,000 Automatic Data Processing, Inc. ........      357,000
              6,000 Computer Sciences Corp.*................      421,875
             10,000 IBM Corp. ..............................    1,213,750
             30,000 Oracle Corp.*...........................    1,365,000
             40,000 Quantum Corp.*..........................      562,500
             12,000 United Technologies Corp. ..............      711,750
             12,000 Xerox Corp. ............................      503,250
                                                              -----------
                                                                5,135,125
                                                              -----------
UTILITIES (1.4%)
             13,000 SIGCORP, Inc. ..........................      331,500
                                                              -----------
Total Common Stock
  (cost $9,084,734)                                            23,915,413
                                                              -----------
SHORT-TERM HOLDINGS (1.6%)
            383,554 Bankers Trust Investment Money Market
                      Fund (cost $383,554)..................      383,554
                                                              -----------
Total Investments (100.0%)
  (cost $9,468,288)                                           $24,298,967
                                                              ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       16
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (69.1%)
BASIC MATERIALS (2.6%)
             1,000  Air Products and Chemicals, Inc. .......  $    29,063
             6,200  Southdown, Inc. ........................      331,700
             7,500  USX-US Steel Group......................      193,125
                                                              -----------
                                                                  553,888
                                                              -----------
CAPITAL GOODS (3.9%)
             9,000  Teleflex, Inc. .........................      355,500
            29,560  Timken Co. .............................      476,655
                                                              -----------
                                                                  832,155
                                                              -----------
COMMUNICATION SERVICES (4.8%)
            10,800  AT&T Corp. .............................      469,800
             7,980  Telefonos De Mexico SA ADR..............      568,575
                                                              -----------
                                                                1,038,375
                                                              -----------
CONSUMER CYCLICALS (11.5%)
            21,000  Banta Corp. ............................      468,563
            29,200  Brunswick Corp. ........................      726,350
            10,725  Dana Corp. .............................      398,166
            24,900  Fleetwood Enterprises, Inc. ............      502,669
            11,500  Sears, Roebuck & Co. ...................      360,813
                                                              -----------
                                                                2,456,561
                                                              -----------
CONSUMER STAPLES (5.0%)
            11,000  Bestfoods, Inc. ........................      533,500
            15,900  Philip Morris Cos., Inc. ...............      543,581
                                                              -----------
                                                                1,077,081
                                                              -----------
ENERGY (9.4%)
             5,000  Chevron Corp. ..........................      443,750
            35,975  ENSCO International, Inc. ..............      649,798
             6,000  Schlumberger Ltd. ......................      373,875
            18,200  USX-Marathon Group, Inc. ...............      532,350
                                                              -----------
                                                                1,999,773
                                                              -----------
FINANCIALS (13.0%)
            12,800  Allstate Corp. .........................      319,200
             6,450  Chase Manhattan Corp. ..................      486,169
             9,000  Citigroup, Inc. ........................      396,000
            22,700  Conseco, Inc. ..........................      438,394
             3,400  Fannie Mae..............................      213,138
             6,450  Merrill Lynch & Co., Inc. ..............      433,359
            29,500  Peoples Heritage Financial Group........      490,437
                                                              -----------
                                                                2,776,697
                                                              -----------
HEALTHCARE SERVICES (4.9%)
            13,700  Abbott Laboratories.....................      503,475


                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
HEALTHCARE SERVICES, CONTINUED
            10,371  McKesson HBOC, Inc. ....................  $   300,759
            13,350  Tenet Healthcare Corp.*.................      234,459
                                                              -----------
                                                                1,038,693
                                                              -----------
TECHNOLOGY (9.3%)
            13,800  Compaq Computer Corp. ..................      316,538
             8,490  Harris Corp. ...........................      234,536
             4,000  Intel Corp. ............................      297,250
             7,700  Litton Industries, Inc.*................      421,575
             7,000  Northrop Grumman Corp. .................      444,937
            19,200  Quantum Corp.*..........................      270,000
                                                              -----------
                                                                1,984,836
                                                              -----------
TRANSPORTATION EQUIPMENT (1.7%)
            17,500  Ryder System, Inc. .....................      356,563
                                                              -----------
UTILITIES (3.0%)
            30,300  Teco Energy, Inc. ......................      640,088
                                                              -----------
Total Common Stock
  (cost $15,593,286)                                           14,754,710
                                                              -----------
        FACE
       AMOUNT
--------------------
CORPORATE BONDS & NOTES (21.2%)
$          200,000  Associates Corp. of North America,
                      6.10%, 1/15/05........................      192,014
           100,000  Avco Financial Services, 7.38%,
                      8/15/01...............................      101,806
           150,000  Bear Stearns Cos., 6.63%, 1/15/04.......      147,255
           200,000  Boeing Co., 6.35%, 6/15/03..............      197,849
           200,000  Chase Manhattan Corp., 6.25%, 1/15/06...      191,653
           100,000  Crown Cork & Seal Co., 6.75%,
                      12/15/03..............................      147,238
           150,000  Crown Cork & Seal Co., 6.75%,
                      12/15/03..............................       98,159
           300,000  Diageo Capital plc, 5.63%, 6/24/04......      299,421
           250,000  Dow Chemical Co., 5.97%, 1/15/09........      232,290
           190,000  General Motors Acceptance Corp., 5.90%,
                      1/17/00...............................      190,202
           300,000  Goldman Sachs Group, 6.65%, 5/15/09.....      285,764
           200,000  Ingersoll-Rand Co., 6.58%, 5/15/01......      193,989
           200,000  Lockheed Martin Corp., 6.85%, 5/15/01...      199,819

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       17
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$          200,000  MCI WorldCom, Inc., 6.13%, 8/15/01......  $   198,720
           200,000  Morgan Stanley Dean Witter & Co., 5.75%,
                      2/15/01...............................      198,736
           200,000  New York Telephone Co., 6.00%,
                      4/15/08...............................      187,665
           177,000  Philip Morris Cos., Inc., 7.63%,
                      5/15/02...............................      180,151
           300,000  Potomac Electric Power Co., 5.63%,
                      10/15/03..............................      289,764
           200,000  Sears Roebuck Acceptance Corp., 6.75%,
                      9/15/05...............................      193,766
           300,000  Sony Corp., 6.13%, 3/4/03...............      296,811
           100,000  Wachovia Corp., 7.00%, 12/15/99.........      100,234
           200,000  Wal-Mart Stores, Inc., 6.88%, 8/10/09...      200,614
           100,000  WMX Technologies, Inc., 8.25%,
                      11/15/99..............................      100,057
           100,000  WMX Technologies, Inc., 6.70%, 5/1/01...       97,581
                                                              -----------
Total Corporate Bonds & Notes
  (cost $4,658,090)                                             4,521,558
                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.7%)
FHLMC (1.8%)
           200,000  Series 1491 GC, 6.90%, 11/15/21.........      197,970
           200,000  Series 1678 C, 6.00%, 8/15/08...........      195,390
                                                              -----------
Total FHLMC                                                       393,360
                                                              -----------


        FACE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED
FNMA (1.9%)
$          400,000  Series 1992-184 C, 7.00%, 10/25/21......  $   396,144
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $798,125)                                                 789,504
                                                              -----------
GOVERNMENT AGENCY NOTES (2.3%)
            88,773  FNMA, 5.63%, 5/14/04....................      291,318
           200,000  Federal Farm Credit, 6.25%, 10/30/02....      199,820
                                                              -----------
Total Government Agency Notes
  (cost $500,519)                                                 491,138
                                                              -----------
MORTGAGE BACKED SECURITIES (1.7%)
GNMA
            88,773  Pool 394795, 7.50%, 10/15/10............       91,005
           284,513  Pool 457827, 6.00%, 10/15/13............      273,526
                                                              -----------
Total Mortgage Backed Securities
  (cost $378,533)                                                 364,531
                                                              -----------
U.S. TREASURY NOTES (1.1%)
           250,000  4.25%, 11/15/03
                      (cost $244,844).......................      235,938
                                                              -----------
SHORT-TERM HOLDINGS (0.9%)
           197,759  Bankers Trust Investment Money Market
                      Fund
                      (cost $197,759).......................      197,759
                                                              -----------
Total Investments (100.0%)
  (cost $22,371,156)                                          $21,355,138
                                                              ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       18
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

       SHARE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (98.6%)
BASIC MATERIALS (6.0%)
              15,000 USX-U.S. Steel Group, Inc. ............. $   386,250
              17,000 Willamette Industries, Inc. ............     733,125
                                                              -----------
                                                                1,119,375
                                                              -----------
CAPITAL GOODS (2.0%)
              10,000 Cooper Cameron Corp.*...................     377,500
                                                              -----------
CHEMICALS (1.9%)
              12,000 Air Products and Chemicals, Inc. .......     348,750
                                                              -----------
COMMUNICATIONS (8.7%)
              15,000 AT&T Corp. .............................     652,500
               8,000 GTE Corp. ..............................     615,000
               5,000 Telefonos de Mexico SA ADR..............     356,250
                                                              -----------
                                                                1,623,750
                                                              -----------
CONSUMER CYCLICAL (9.9%)
               3,741 DaimlerChrysler AG......................     259,766
              12,000 Dana Corp. .............................     445,500
              12,000 Nike, Inc. - Class B....................     682,500
              16,000 TJX Cos., Inc. .........................     449,000
                                                              -----------
                                                                1,836,766
                                                              -----------
CONSUMER STAPLES (12.2%)
               9,000 Bestfoods, Inc. ........................     436,500
              10,000 MediaOne Group, Inc.*...................     683,125
              12,000 Philip Morris Cos., Inc. ...............     410,250
              30,000 Ruddick Corp. ..........................     476,250
              10,000 Walt Disney Co.*........................     258,750
                                                              -----------
                                                                2,264,875
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (10.1%)
              12,000 Intel Corp. ............................     891,750
              12,000 Texas Instruments, Inc. ................     987,000
                                                              -----------
                                                                1,878,750
                                                              -----------
ENERGY (11.9%)
               4,000 Chevron Corp. ..........................     355,000
              30,000 ENSCO International, Inc. ..............     541,875
               6,000 Mobil Corp. ............................     604,500

       SHARE                        SECURITY
       AMOUNT                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
ENERGY, CONTINUED
               5,000 New Century Energies, Inc. ............. $   167,188
              11,000 Phillips Petroleum Co. .................     536,250
                                                              -----------
                                                                2,204,813
                                                              -----------
FINANCIAL (17.0%)
              10,000 BankBoston Corp. .......................     433,750
               5,000 Chase Manhattan Corp. ..................     376,874
              16,498 Citigroup, Inc. ........................     725,912
               5,000 JSB Financial, Inc. ....................     286,250
               7,000 Merrill Lynch & Co., Inc. ..............     470,313
              20,000 Peoples Heritage Financial Group,
                      Inc. .................................      332,500
              13,330 Wells Fargo Co. ........................     528,201
                                                              -----------
                                                                3,153,800
                                                              -----------
HEALTH CARE (10.4%)
              12,000 Bristol-Myers Squibb Co. ...............     810,000
               4,000 Merck & Co., Inc. ......................     259,250
              12,000 Schering-Plough Corp. ..................     523,500
              20,000 Tenet Healthcare Corp.*.................     351,250
                                                              -----------
                                                                1,944,000
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT (2.2%)
              25,000 Timken Co. .............................     403,125
                                                              -----------
TECHNOLOGY (6.3%)
              20,000 Compaq Computer Corp. ..................     458,750
              10,000 Harris Corp. ...........................     276,250
               8,000 Litton Industries, Inc.*................     438,000
                                                              -----------
                                                                1,173,000
                                                              -----------
Total Common Stock
   (cost $13,438,192)                                          18,328,504
                                                              -----------
SHORT-TERM HOLDINGS (1.4%)
             267,382 Bankers Trust Investment Money Market
                      Fund (cost $267,382)..................      267,382
                                                              -----------
Total Investments (100.0%)
   (cost $13,705,574)                                         $18,595,886
                                                              ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                       19
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

+ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*   Non-income producing securities.

ACA       American Capital Assets
ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
CBI       Certificate of Bond Insurance
CP        Commercial Paper
EDA       Economic Development Authority
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HSG AUTH  State Housing Authority
IBC       Insured Bond Certification
IDA       Industrial Development Authority
LO        Limited Obligation
LOC       Letter of Credit
LTGO      Limited Tax General Obligation
MBIA      Municipal Bond Insurance Association
MFHR      Multi-Family Housing Revenue
MTGS      Mortgages
Muni      Municipal
NBD       National Bank Detroit
P/R       Prerefunded
PBA       Public Building Authority
PCR       Pollution Control Revenue
PFA       Public Finance Authority
RECD      Rural Economic & Community Development
RV        Revenue Bonds
RTC       Resolution Trust Company
SD        School District
SFM       Single Family Mortgage
SRF       State Revolving Loan Fund
U/R       Unrefunded
USG       U.S. Governments
UTGO      Unlimited Tax General Obligation
VA        Veterans Administration
V/R       Variable Rate -- Certain rate securities are deemed to have a maturity remaining until the next adjustment of the
          interest rate or the longer of the demand period or
          readjustment. The interest rate shown reflects the rate in effect on September 30, 1999.

See Notes to Financial Statements.     20
                                               FORUM FUNDS-Registered Trademark-

                      (This page intentionally left blank)

                                       21      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                                             MAINE
                                                                INVESTORS      INVESTORS     TAXSAVER      MUNICIPAL
                                                               HIGH GRADE        BOND          BOND          BOND
                                                                BOND FUND        FUND          FUND          FUND
                                                                ---------        ----          ----          ----
ASSETS:
    Investments (Note 2):
      Investments, at cost..................................   $35,697,111    $65,323,139   $32,632,605   $31,900,646
      Net unrealized appreciation (depreciation)............    (1,147,674)    (3,083,035)     (377,628)       16,601
                                                               -----------    -----------   -----------   -----------
    Total investments, at value.............................    34,549,437     62,240,104    32,254,977    31,917,247
    Cash....................................................            --         10,161            --            --
    Interest, dividends and other receivables...............       536,612        990,631       577,170       618,891
    Receivable for securities sold..........................            --             --            --            --
    Receivable for fund shares sold.........................        69,265            844            --           300
    Organization costs, net of amortization (Note 2)........         3,572             --            --            --
                                                               -----------    -----------   -----------   -----------
Total Assets................................................    35,158,886     63,241,740    32,832,147    32,536,438
                                                               -----------    -----------   -----------   -----------
LIABILITIES:
    Dividends payable.......................................       161,612        351,267        87,053        49,156
    Payable for securities purchased........................            --             --            --            --
    Payable to adviser (Note 3).............................        11,470         20,775        10,708        10,659
    Payable for fund shares redeemed........................       434,857        221,108            --            --
    Accrued expenses and other liabilities..................        33,043         53,981        14,409        19,849
                                                               -----------    -----------   -----------   -----------
Total Liabilities...........................................       640,982        647,131       112,170        79,664
                                                               -----------    -----------   -----------   -----------
NET ASSETS..................................................   $34,517,904    $62,594,609   $32,719,977   $32,456,774
                                                               ===========    ===========   ===========   ===========
COMPONENTS OF NET ASSETS:
    Paid-in capital.........................................   $35,472,471    $65,530,372   $33,140,040   $32,426,885
    Undistributed net investment income.....................            --             --         8,267            --
    Unrealized appreciation (depreciation) on investments...    (1,147,674)    (3,083,035)     (377,628)       16,601
    Accumulated net realized gain (loss) on investments.....       193,107        147,272       (50,702)       13,288
                                                               -----------    -----------   -----------   -----------
NET ASSETS..................................................   $34,517,904    $62,594,609   $32,719,977   $32,456,774
                                                               ===========    ===========   ===========   ===========
SHARES OF BENEFICIAL INTEREST...............................     3,607,737      6,334,927     3,222,276     3,039,752
                                                               ===========    ===========   ===========   ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE.............   $      9.57    $      9.88   $     10.15   $     10.68
                                                               ===========    ===========   ===========   ===========
OFFERING PRICE PER SHARE (NAV  DIVIDED BY (1 - MAXIMUM SALES
 LOAD)).....................................................   $      9.94    $     10.26   $     10.55   $     11.01
                                                               ===========    ===========   ===========   ===========
MAXIMUM SALES LOAD..........................................         3.75%          3.75%         3.75%         3.00%
                                                               ===========    ===========   ===========   ===========

See Notes to Financial Statements.     22
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                    NEW
                                                                 HAMPSHIRE        INVESTORS      PAYSON        PAYSON
                                                                    BOND           GROWTH       BALANCED        VALUE
                                                                    FUND            FUND          FUND          FUND
                                                                    ----            ----          ----          ----
ASSETS:
    Investments (Note 2):
      Investments, at cost..................................    $14,953,233      $ 9,468,288   $22,371,156   $13,705,574
      Net unrealized appreciation (depreciation)............        (98,114)      14,830,679    (1,016,018)    4,890,312
                                                                -----------      -----------   -----------   -----------
    Total investments, at value.............................     14,855,119       24,298,967    21,355,138    18,595,886
    Cash....................................................          5,762               --            --            --
    Interest, dividends and other receivables...............        300,243           26,412       130,669        27,713
    Receivable for securities sold..........................             --               --            --       224,453
    Receivable for fund shares sold.........................             --           51,378         1,929         5,200
    Organization costs, net of amortization (Note 2)........             --            9,780            --            --
                                                                -----------      -----------   -----------   -----------
Total Assets................................................     15,161,124       24,386,537    21,487,736    18,853,252
                                                                -----------      -----------   -----------   -----------
LIABILITIES
    Dividends payable.......................................         14,495            8,505        39,082         4,341
    Payable for securities purchased........................             --               --            --       146,785
    Payable to adviser (Note 3).............................          4,957           13,613         8,880        10,960
    Payable to administrator (Note 3).......................             --               --         3,152         7,259
    Payable for fund shares redeemed........................             --           39,528         6,028            --
    Accrued expenses and other liabilities..................         12,800           33,432        40,896        34,455
                                                                -----------      -----------   -----------   -----------
Total Liabilities...........................................         32,252           95,078        98,038       203,800
                                                                -----------      -----------   -----------   -----------
NET ASSETS..................................................    $15,128,872      $24,291,459   $21,389,698   $18,649,452
                                                                ===========      ===========   ===========   ===========
COMPONENTS OF NET ASSETS:
    Paid-in capital.........................................    $15,230,229      $ 8,141,614   $21,079,495   $12,830,034
    Undistributed (distributions in excess of) net
     investment income......................................            489              (71)         (124)          (33)
    Unrealized appreciation (depreciation) on investments...        (98,114)      14,830,679    (1,016,018)    4,890,312
    Accumulated net realized gain (loss) on investments.....         (3,732)       1,319,237     1,326,345       929,139
                                                                -----------      -----------   -----------   -----------
NET ASSETS..................................................    $15,128,872      $24,291,459   $21,389,698   $18,649,452
                                                                ===========      ===========   ===========   ===========
SHARES OF BENEFICIAL INTEREST...............................      1,454,899        2,240,165     1,748,194       949,805
                                                                ===========      ===========   ===========   ===========
NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE.............    $     10.40      $     10.84   $     12.24   $     19.64
                                                                ===========      ===========   ===========   ===========
OFFERING PRICE PER SHARE (NAV  DIVIDED BY (1 - MAXIMUM SALES
 LOAD)).....................................................    $     10.72      $     11.29   $     12.75   $     20.46
                                                                ===========      ===========   ===========   ===========
MAXIMUM SALES LOAD..........................................          3.00%            4.00%         4.00%         4.00%
                                                                ===========      ===========   ===========   ===========

See Notes to Financial Statements.     23
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                                                              MAINE
                                                                INVESTORS      INVESTORS      TAXSAVER      MUNICIPAL
                                                               HIGH GRADE         BOND          BOND           BOND
                                                                BOND FUND         FUND          FUND           FUND
                                                                ---------         ----          ----           ----
INVESTMENT INCOME
    Interest income.........................................   $ 1,107,730    $ 2,279,916    $   896,650   $   830,442
    Dividend income.........................................            --        162,490             --            --
                                                               -----------    -----------    -----------   -----------
Total Investment Income.....................................     1,107,730      2,442,406        896,650       830,442
                                                               -----------    -----------    -----------   -----------
EXPENSES
    Investment advisory (Note 3)............................        70,372        131,879         69,154        66,292
    Management (Note 3).....................................        35,186         65,940         34,577        33,146
    Transfer agency (Note 3)................................        50,045         88,954         49,575        54,436
    Custody.................................................         3,895          5,939          4,556         5,336
    Accounting (Note 3).....................................        18,000         18,000         18,000        24,000
    Audit...................................................         7,821         10,249          9,170         8,900
    Legal...................................................         3,653          7,117          3,521         4,922
    Trustees................................................         1,709          3,268          1,730         1,593
    Amortization of organization costs (Note 2).............           515             --             --            --
    Miscellaneous...........................................         7,299         13,675          9,705        20,724
                                                               -----------    -----------    -----------   -----------
Total Expenses..............................................       198,495        345,021        199,988       219,349
    Fees waived (Note 4)....................................       (74,964)      (113,501)       (95,939)     (119,614)
                                                               -----------    -----------    -----------   -----------
Net Expenses................................................       123,531        231,520        104,049        99,735
                                                               -----------    -----------    -----------   -----------
NET INVESTMENT INCOME.......................................       984,199      2,210,886        792,601       730,707
                                                               -----------    -----------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments sold...................           (17)      (206,875)      (140,897)       (8,117)
    Net change in unrealized depreciation on investments....    (1,287,672)    (2,629,404)    (1,365,876)   (1,190,711)
                                                               -----------    -----------    -----------   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.............    (1,287,689)    (2,836,279)    (1,506,773)   (1,198,828)
                                                               -----------    -----------    -----------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $  (303,490)   $  (625,393)   $  (714,172)  $  (468,121)
                                                               ===========    ===========    ===========   ===========

See Notes to Financial Statements.     24
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD ENDED SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                   NEW
                                                                HAMPSHIRE      INVESTORS        PAYSON        PAYSON
                                                                  BOND           GROWTH        BALANCED        VALUE
                                                                  FUND            FUND           FUND          FUND
                                                                  ----            ----           ----          ----
INVESTMENT INCOME
    Interest income.........................................    $ 377,220     $    15,137    $   217,632    $    12,525
    Dividend income.........................................           --         212,051        151,732        159,108
                                                                ---------     -----------    -----------    -----------
Total Investment Income.....................................      377,220         227,188        369,364        171,633
                                                                ---------     -----------    -----------    -----------
EXPENSES
    Investment advisory (Note 3)............................       30,327          90,083         70,854         79,082
    Management (Note 3).....................................       15,163          27,718         23,618         19,771
    Transfer agency (Note 3)................................       26,916          40,713         38,683         34,271
    Custody.................................................        2,819           3,779          4,655          3,240
    Accounting (Note 3).....................................       18,000          18,000         18,000         18,000
    Audit...................................................        8,361           8,630          7,552          7,552
    Legal...................................................        4,163           2,814          2,447          2,046
    Trustees................................................          731           1,402          1,145            944
    Amortization of organization costs (Note 2).............           --           1,518             --             --
    Miscellaneous...........................................       12,620           8,419         11,594          9,048
                                                                ---------     -----------    -----------    -----------
Total Expenses..............................................      119,100         203,076        178,548        173,954
    Fees waived (Note 4)....................................      (73,474)        (50,267)       (42,385)       (30,366)
                                                                ---------     -----------    -----------    -----------
Net Expenses................................................       45,626         152,809        136,163        143,588
                                                                ---------     -----------    -----------    -----------
NET INVESTMENT INCOME.......................................      331,594          74,379        233,201         28,045
                                                                ---------     -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold............       (1,595)        160,313        909,895        355,544
    Net change in unrealized depreciation on investments....     (565,940)     (1,865,375)    (1,271,178)       (39,786)
                                                                ---------     -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (567,535)     (1,705,062)      (361,283)       315,758
                                                                ---------     -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $(235,941)    $(1,630,683)   $  (128,082)   $   343,803
                                                                =========     ===========    ===========    ===========

See Notes to Financial Statements.     25
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1999 AND THE
PERIOD ENDED SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                        INVESTORS                   INVESTORS                    TAXSAVER
                                                       HIGH GRADE                      BOND                        BOND
                                                        BOND FUND                      FUND                        FUND
                                                -------------------------   --------------------------   ------------------------
                                                   AMOUNT        SHARES        AMOUNT         SHARES        AMOUNT       SHARES
                                                -------------    ------        ------         ------        ------       ------
NET ASSETS--MARCH 31, 1998....................   $34,036,897                $ 85,598,031                 $39,203,307
----------------------------------------------   -----------                ------------                 -----------
OPERATIONS
  Net investment income.......................     1,994,678                   5,188,728                   1,766,191
  Net realized gain on investments sold.......       435,100                     432,794                     344,151
  Net change in unrealized depreciation on
   investments................................      (355,589)                 (1,925,913)                   (212,501)
                                                 -----------                ------------                 -----------
Net increase in net assets resulting from
  operations..................................     2,074,189                   3,695,609                   1,897,841
                                                 -----------                ------------                 -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.......................    (1,994,678)                 (5,188,728)                 (1,766,191)
  Net realized gain on investments............      (241,976)                   (345,772)                   (670,152)
                                                 -----------                ------------                 -----------
Total distributions to shareholders...........    (2,236,654)                 (5,534,500)                 (2,436,343)
                                                 -----------                ------------                 -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares..............................     4,773,805      474,584     10,233,451       968,455     6,929,842      643,641
  Reinvestment of distributions...............         7,098          705      1,009,827        95,802       955,881       88,946
  Redemption of shares........................    (2,901,626)    (288,074)   (24,556,881)   (2,334,616)   (9,103,349)    (847,842)
                                                 -----------    ---------   ------------    ----------   -----------    ---------
Net increase (decrease) in capital share
  transactions................................     1,879,277      187,215    (13,313,603)   (1,270,359)   (1,217,626)    (115,255)
                                                 -----------    =========   ------------    ==========   -----------    =========
Net increase (decrease) in net assets.........     1,716,812                 (15,152,494)                 (1,756,128)
                                                 -----------                ------------                 -----------
NET ASSETS--MARCH 31, 1999
----------------------------------------------
  (Including line (a))........................    35,753,709                  70,445,537                  37,447,179
                                                 -----------                ------------                 -----------
OPERATIONS
  Net investment income.......................       984,199                   2,210,886                     792,601
  Net realized loss on investments sold.......           (17)                   (206,875)                   (140,897)
  Net change in unrealized depreciation on
   investments................................    (1,287,672)                 (2,629,404)                 (1,365,876)
                                                 -----------                ------------                 -----------
Net decrease in net assets resulting from
  operations..................................      (303,490)                   (625,393)                   (714,172)
                                                 -----------                ------------                 -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.......................      (984,199)                 (2,210,886)                   (792,601)
                                                 -----------                ------------                 -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares..............................     1,363,889      140,884      4,720,049       483,348     1,880,694      181,650
  Reinvestment of distributions...............        10,297        1,067        334,206        33,372       234,730       22,680
  Redemption of shares........................    (1,322,302)    (137,159)   (10,068,904)   (1,009,052)   (5,335,853)    (512,032)
                                                 -----------    ---------   ------------    ----------   -----------    ---------
Net increase (decrease) in capital share
  transactions................................        51,884        4,792     (5,014,649)     (492,332)   (3,220,429)    (307,702)
                                                 -----------    =========   ------------    ==========   -----------    =========
Net decrease in net assets....................    (1,235,805)                 (7,850,928)                 (4,727,202)
                                                 -----------                ------------                 -----------
NET ASSETS--SEPTEMBER 30, 1999
----------------------------------------------
  (Including line (b))........................   $34,517,904                $ 62,594,609                 $32,719,977
                                                 ===========                ============                 ===========
  (a) Accumulated undistributed net investment
      income, March 31, 1999..................   $        --                $         --                 $     8,267
                                                 ===========                ============                 ===========
  (b) Accumulated undistributed net investment
      income, September 30, 1999..............   $        --                $         --                 $     8,267
                                                 ===========                ============                 ===========

See Notes to Financial Statements.     26
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 1999 AND THE
PERIOD ENDED SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                            MAINE                       NEW
                                                          MUNICIPAL                  HAMPSHIRE                  INVESTORS
                                                             BOND                       BOND                      GROWTH
                                                             FUND                       FUND                       FUND
                                                   ------------------------   ------------------------   ------------------------
                                                      AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES
                                                      ------        ------       ------        ------       ------        ------
NET ASSETS--MARCH 31, 1998.......................  $ 28,196,053               $ 12,907,927               $ 33,898,938
-------------------------------------------------  ------------               ------------               ------------
OPERATIONS
  Net investment income..........................     1,324,765                    609,591                    162,580
  Net realized gain on investments sold..........       131,277                     66,571                  2,117,054
  Net change in unrealized appreciation
   (depreciation) on investments.................        43,413                     78,878                   (611,134)
                                                   ------------               ------------               ------------
Net increase in net assets resulting from
  operations.....................................     1,499,455                    755,040                  1,668,500
                                                   ------------               ------------               ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income..........................    (1,324,765)                  (609,591)                  (250,935)
  Net realized gain on investments...............      (139,593)                   (80,795)                  (958,130)
                                                   ------------               ------------               ------------
Total distributions to shareholders..............    (1,464,358)                  (690,386)                (1,209,065)
                                                   ------------               ------------               ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares.................................     8,330,979     749,695      3,245,202     299,466      3,186,657     288,754
  Reinvestment of distributions..................     1,110,210      99,752        655,830      60,443        957,833      90,618
  Redemption of shares...........................    (5,013,093)   (451,679)    (1,646,399)   (151,894)    (9,396,270)   (857,993)
                                                   ------------    --------   ------------    --------   ------------    --------
Net increase (decrease) in capital
  transactions...................................     4,428,096     397,768      2,254,633     208,015     (5,251,780)   (478,621)
                                                   ------------    ========   ------------    ========   ------------    ========
Net increase (decrease) in net assets............     4,463,193                  2,319,287                 (4,792,345)
                                                   ------------               ------------               ------------
NET ASSETS--MARCH 31, 1999
-------------------------------------------------
  (Including line (a))...........................    32,659,246                 15,227,214                 29,106,593
                                                   ------------               ------------               ------------
OPERATIONS
  Net investment income..........................       730,707                    331,594                     74,379
  Net realized gain (loss) on investments sold...        (8,117)                    (1,595)                   160,313
  Net change in unrealized depreciation on
   investments...................................    (1,190,711)                  (565,940)                (1,865,375)
                                                   ------------               ------------               ------------
Net decrease in net assets resulting from
  operations.....................................      (468,121)                  (235,941)                (1,630,683)
                                                   ------------               ------------               ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income..........................      (730,707)                  (331,594)                   (74,557)
                                                   ------------               ------------               ------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares.................................     4,084,864     373,090      1,118,001     105,625         67,408       5,796
  Reinvestment of distributions..................       368,069      33,867        240,415      22,802             61           5
  Redemption of shares...........................    (3,456,577)   (317,619)      (889,223)    (84,006)    (3,177,363)   (274,052)
                                                   ------------    --------   ------------    --------   ------------    --------
Net increase (decrease) in capital share
  transactions...................................       996,356      89,338        469,193      44,421     (3,109,894)   (268,251)
                                                   ------------    ========   ------------    ========   ------------    ========
Net decrease in net assets.......................      (202,472)                   (98,342)                (4,815,134)
                                                   ------------               ------------               ------------
NET ASSETS--SEPTEMBER 30, 1999
-------------------------------------------------
  (Including line (b))...........................  $ 32,456,774               $ 15,128,872               $ 24,291,459
                                                   ============               ============               ============
  (a) Accumulated undistributed net investment
      income, March 31, 1999.....................  $         --               $        489               $        107
                                                   ============               ============               ============
  (b) Accumulated undistributed (distribution in
      excess of) net investment income, September
      30, 1999...................................  $         --               $        489               $        (71)
                                                   ============               ============               ============

See Notes to Financial Statements.     27
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEAR ENDED MARCH 31, 1999 AND THE
PERIOD ENDED SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

                                                                      PAYSON                     PAYSON
                                                                     BALANCED                    VALUE
                                                                       FUND                       FUND
                                                              -----------------------   ------------------------
                                                                 AMOUNT       SHARES       AMOUNT        SHARES
                                                                 ------       ------       ------        ------
NET ASSETS--MARCH 31, 1998                                    $24,439,835                $19,918,357
------------------------------------------------------------  -----------                -----------
OPERATIONS
  Net investment income.....................................      483,773                     64,364
  Net realized gain on investments sold.....................      518,177                    781,466
  Net change in unrealized depreciation on investments......   (2,942,947)                (1,860,529)
                                                              -----------                -----------
Net decrease in net assets resulting from operations........   (1,940,997)                (1,014,699)
                                                              -----------                -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (479,543)                   (48,604)
  Net realized gain on investments..........................   (1,489,464)                (1,152,328)
                                                              -----------                -----------
Total distributions to shareholders.........................   (1,969,007)                (1,200,932)
                                                              -----------                -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    4,382,937     336,775      3,053,741     155,011
  Reinvestment of distributions.............................    1,354,224     109,002        721,359      40,271
  Redemption of shares......................................   (3,077,919)   (241,118)    (3,224,470)   (168,743)
                                                              -----------    --------    -----------    --------
Net increase in capital share transactions..................    2,659,242     204,659        550,630      26,539
                                                              -----------    ========    -----------    ========
Net decrease in net assets..................................   (1,250,762)                (1,665,001)
                                                              -----------                -----------
NET ASSETS--MARCH 31, 1999
------------------------------------------------------------
  (Including line (a))......................................   23,189,073                 18,253,356
                                                              -----------                -----------
OPERATIONS
  Net investment income.....................................      233,201                     28,045
  Net realized gain on investments sold.....................      909,895                    355,544
  Net change in unrealized depreciation on investments......   (1,271,178)                   (39,786)
                                                              -----------                -----------
Net increase (decrease) in net assets resulting from
  operations................................................     (128,082)                   343,803
                                                              -----------                -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (233,325)                   (28,078)
                                                              -----------                -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      393,639      30,212        977,782      47,397
  Reinvestment of distributions.............................      155,393      12,188         16,972         815
  Redemption of shares......................................   (1,987,000)   (151,684)      (914,383)    (43,992)
                                                              -----------    --------    -----------    --------
Net increase (decrease) in capital share transactions.......   (1,437,968)   (109,284)        80,371       4,220
                                                              -----------    ========    -----------    ========
Net increase (decrease) in net assets.......................   (1,799,375)                   396,096
                                                              -----------                -----------
NET ASSETS--SEPTEMBER 30, 1999
------------------------------------------------------------
  (Including line (b))......................................  $21,389,698                $18,649,452
                                                              ===========                ===========
  (a) Accumulated undistributed (distributions in excess of)
      net investment income, March 31, 1999.................  $        --                $        --
                                                              ===========                ===========
  (b) Accumulated distributions in excess of net investment
      income, September 30, 1999............................  $      (124)               $       (33)
                                                              ===========                ===========

See Notes to Financial Statements.     28
                                               FORUM FUNDS-Registered Trademark-

                      (This page intentionally left blank)

                                       29      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                   NET REALIZED                                         ENDING
                                    BEGINNING                          AND            DIVIDENDS      DISTRIBUTIONS        NET
                                    NET ASSET         NET           UNREALIZED        FROM NET         FROM NET          ASSET
                                    VALUE PER     INVESTMENT      GAIN (LOSS) ON     INVESTMENT       INVESTMENT       VALUE PER
                                      SHARE         INCOME         INVESTMENTS         INCOME            GAINS           SHARE
                                      -----         ------         -----------         ------            -----           -----
 INVESTORS HIGH GRADE BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................    $ 9.92          $0.27            $(0.35)          $(0.27)          $   --          $ 9.57
April 1, 1998 to March 31,
 1999............................      9.96           0.57              0.03            (0.57)           (0.07)           9.92
March 16, 1998(a) to March 31,
 1998............................     10.00           0.02             (0.04)           (0.02)              --            9.96

 INVESTORS BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................     10.32           0.34             (0.44)           (0.34)              --            9.88
April 1, 1998 to March 31,
 1999............................     10.57           0.67             (0.21)           (0.67)           (0.04)          10.32
April 1, 1997 to March 31,
 1998............................     10.19           0.71              0.38            (0.71)              --           10.57
April 1, 1996 to March 31,
 1997............................     10.21           0.71                --            (0.71)           (0.02)          10.19
April 1, 1995 to March 31,
 1996............................     10.00           0.74              0.21            (0.74)              --           10.21
April 1, 1994 to March 31,
 1995............................     10.38           0.82             (0.38)           (0.82)              --           10.00

 TAXSAVER BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................     10.61           0.24             (0.46)           (0.24)              --           10.15
April 1, 1998 to March 31,
 1999............................     10.75           0.48              0.04            (0.48)           (0.18)          10.61
April 1, 1997 to March 31,
 1998............................     10.49           0.53              0.27            (0.53)           (0.01)          10.75
April 1, 1996 to March 31,
 1997............................     10.57           0.56             (0.03)           (0.56)           (0.05)          10.49
April 1, 1995 to March 31,
 1996............................     10.39           0.57              0.18            (0.57)              --           10.57
April 1, 1994 to March 31,
 1995............................     10.35           0.57              0.04            (0.57)              --           10.39

 MAINE MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................     11.07           0.24             (0.39)           (0.24)              --           10.68
April 1, 1998 to March 31,
 1999............................     11.05           0.49              0.07            (0.49)           (0.05)          11.07
April 1, 1997 to March 31,
 1998............................     10.73           0.51              0.33            (0.51)           (0.01)          11.05
April 1, 1996 to March 31,
 1997............................     10.72           0.51              0.01            (0.51)              --           10.73
April 1, 1995 to March 31,
 1996............................     10.47           0.51              0.25            (0.51)              --           10.72
April 1, 1994 to March 31,
 1995............................     10.37           0.52              0.11            (0.52)           (0.01)          10.47

(a)  Commencement of operations.
(b)  Total return calculations do not include sales charges.
(c)  Annualized.
(d)  The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements
     (Note 4).

See Notes to Financial Statements.     30
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         RATIOS TO AVERAGE NET ASSETS
                                              NET ASSETS AT     ----------------------------------------------    PORTFOLIO
                                TOTAL         END OF PERIOD      NET INVESTMENT        NET           GROSS        TURNOVER
                              RETURN(B)      (000'S OMITTED)         INCOME          EXPENSES     EXPENSES(D)       RATE
                              ---------      ---------------         ------          --------     -----------       ----
----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999..................    (0.79%)           $ 34,518              5.58%(c)       0.70%(c)        1.13%(c)           3%
April 1, 1998 to March 31,
1999......................     6.12%              35,754              5.68%          0.70%           1.12%            173%
March 16, 1998(a) to March
31, 1998..................    (0.16%)             34,037              5.56%(c)       0.70%(c)        3.00%(c)           0%

----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999..................    (0.99%)             62,595              6.69%(c)       0.70%(c)        1.04%(c)          23%
April 1, 1998 to March 31,
1999......................     4.45%              70,446              6.33%          0.70%           1.02%             98%
April 1, 1997 to March 31,
1998......................    10.98%              85,598              6.52%          0.70%           1.22%            117%
April 1, 1996 to March 31,
1997......................     7.18%              22,190              6.94%          0.70%           1.45%             79%
April 1, 1995 to March 31,
1996......................     9.84%              25,676              7.29%          0.43%           1.36%             43%
April 1, 1994 to March 31,
1995......................     4.55%              25,890              8.19%          0.75%           1.33%             48%

----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999..................    (2.11%)             32,720              4.57%(c)       0.60%(c)        1.15%(c)          10%
April 1, 1998 to March 31,
1999......................     4.95%              37,447              4.48%          0.60%           1.11%             62%
April 1, 1997 to March 31,
1998......................     7.75%              39,203              4.95%          0.60%           1.36%             93%
April 1, 1996 to March 31,
1997......................     5.15%              17,757              5.28%          0.60%           1.53%             34%
April 1, 1995 to March 31,
1996......................     7.36%              17,915              5.35%          0.60%           1.48%             62%
April 1, 1994 to March 31,
1995......................     6.18%              16,018              5.62%          0.60%           1.45%             64%

----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999..................    (1.37%)             32,457              4.40%(c)       0.60%(c)        1.32%(c)           7%
April 1, 1998 to March 31,
1999......................     5.19%              32,659              4.42%          0.60%           1.32%             29%
April 1, 1997 to March 31,
1998......................     7.94%              28,196              4.65%          0.60%           1.48%             16%
April 1, 1996 to March 31,
1997......................     4.98%              25,827              4.77%          0.60%           1.56%             21%
April 1, 1995 to March 31,
1996......................     7.34%              26,044              4.73%          0.60%           1.48%             34%
April 1, 1994 to March 31,
1995......................     6.31%              25,525              5.08%          0.50%           1.40%             32%

See Notes to Financial Statements.     31
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                                   NET REALIZED                                         ENDING
                                    BEGINNING                          AND            DIVIDENDS      DISTRIBUTIONS        NET
                                    NET ASSET         NET           UNREALIZED        FROM NET         FROM NET          ASSET
                                    VALUE PER     INVESTMENT      GAIN (LOSS) ON     INVESTMENT       INVESTMENT       VALUE PER
                                      SHARE         INCOME         INVESTMENTS         INCOME            GAINS           SHARE
                                      -----         ------         -----------         ------            -----           -----
 NEW HAMPSHIRE BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................    $10.80          $0.23            $(0.40)          $(0.23)          $   --          $10.40
April 1, 1998 to March 31,
 1999............................     10.73           0.46              0.13            (0.46)           (0.06)          10.80
April 1, 1997 to March 31,
 1998............................     10.31           0.47              0.43            (0.48)              --           10.73
April 1, 1996 to March 31,
 1997............................     10.33           0.48             (0.02)           (0.48)              --           10.31
April 1, 1995 to March 31,
 1996............................     10.08           0.48              0.25            (0.48)              --           10.33
April 1, 1994 to March 31,
 1995............................      9.96           0.49              0.12            (0.49)              --           10.08

 INVESTORS GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................     11.60           0.03             (0.76)           (0.03)              --           10.84
April 1, 1998 to March 31,
 1999............................     11.35           0.06              0.61            (0.09)           (0.33)          11.60
December 12, 1997(a) to March 31,
 1998............................     10.00           0.03              1.32               --               --           11.35

 PAYSON BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................     12.48           0.13             (0.24)           (0.13)              --           12.24
April 1, 1998 to March 31,
 1999............................     14.79           0.28             (1.51)           (0.28)           (0.80)          12.48
April 1, 1997 to March 31,
 1998............................     13.20           0.37              3.52            (0.37)           (1.93)          14.79
April 1, 1996 to March 31,
 1997............................     13.70           0.42              0.84            (0.42)           (1.34)          13.20
April 1, 1995 to March 31,
 1996............................     11.90           0.43              2.12            (0.43)           (0.32)          13.70
April 1, 1994 to March 31,
 1995............................     11.71           0.44              0.24            (0.44)           (0.05)          11.90

 PAYSON VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September 30,
 1999............................     19.30           0.03              0.34            (0.03)              --           19.64
April 1, 1998 to March 31,
 1999............................     21.67           0.07             (1.16)           (0.07)           (1.21)          19.30
April 1, 1997 to March 31,
 1998............................     16.10           0.12              6.93            (0.12)           (1.36)          21.67
April 1, 1996 to March 31,
 1997............................     15.99           0.21              1.80            (0.20)           (1.70)          16.10
April 1, 1995 to March 31,
 1996............................     12.71           0.21              3.29            (0.21)           (0.01)          15.99
April 1, 1994 to March 31,
 1995............................     12.11           0.18              0.60            (0.18)              --           12.71

(a)  Commencement of operations.
(b)  Total return calculations do not include sales charges.
(c)  Annualized.
(d)  The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements
     (Note 4).

See Notes to Financial Statements.     32
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                         RATIOS TO AVERAGE NET ASSETS
                                              NET ASSETS AT     ----------------------------------------------    PORTFOLIO
                                 TOTAL        END OF PERIOD      NET INVESTMENT        NET           GROSS        TURNOVER
                               RETURN(B)     (000'S OMITTED)         INCOME          EXPENSES     EXPENSES(D)       RATE
                               ---------     ---------------         ------          --------     -----------       ----
----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999....................   (1.57%)          $ 15,129              4.36%(c)       0.60%(c)        1.57%(c)          15%
April 1, 1998 to March 31,
1999........................    5.61%             15,227              4.28%          0.60%           1.53%             42%
April 1, 1997 to March 31,
1998........................    8.84%             12,908              4.45%          0.60%           1.81%             23%
April 1, 1996 to March 31,
1997........................    4.56%              8,691              4.65%          0.60%           2.22%             53%
April 1, 1995 to March 31,
1996........................    7.36%              6,903              4.65%          0.60%           2.26%             34%
April 1, 1994 to March 31,
1995........................    6.32%              5,276              4.95%          0.46%           2.19%             38%

----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999....................   (6.30%)            24,291              0.54%(c)       1.10%(c)        1.46%(c)           0%
April 1, 1998 to March 31,
1999........................    6.25%             29,107              0.51%          1.10%           1.44%             27%
December 12, 1997(a) to
March 31, 1998..............   13.50%             33,899              0.96%(c)       1.10%(c)        1.56%(c)           0%

----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999....................   (0.91%)            21,390              1.97%(c)       1.15%(c)        1.51%(c)          52%
April 1, 1998 to March 31,
1999........................   (8.20%)            23,189              2.07%          1.15%           1.49%            100%
April 1, 1997 to March 31,
1998........................   31.27%             24,440              2.58%          1.15%           1.57%             66%
April 1, 1996 to March 31,
1997........................    9.42%             18,163              3.07%          1.15%           1.67%             53%
April 1, 1995 to March 31,
1996........................   21.70%             17,455              3.25%          1.15%           1.70%             62%
April 1, 1994 to March 31,
1995........................    6.00%             13,872              3.91%          1.15%           1.72%             50%

----------------------------------------------------------------------------------------------------------------------------
April 1, 1999 to September
30, 1999....................    1.91%             18,649              0.28%(c)       1.45%(c)        1.75%(c)          14%
April 1, 1998 to March 31,
1999........................   (4.57%)            18,253              0.35%          1.45%           1.75%             41%
April 1, 1997 to March 31,
1998........................   45.28%             19,918              0.62%          1.45%           1.87%             39%
April 1, 1996 to March 31,
1997........................   13.01%             13,109              1.30%          1.45%           2.07%             24%
April 1, 1995 to March 31,
1996........................   27.77%             10,319              1.47%          1.45%           2.16%             53%
April 1, 1994 to March 31,
1995........................    6.52%              7,960              1.59%          1.46%           2.25%             27%

See Notes to Financial Statements.     33
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds-Registered Trademark- (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended ( the "Act"). The Trust currently has nineteen active investment portfolios. Included in this report are Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). Each of Investors High Grade Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund is a diversified series of the trust. All other funds included in the report are non-diversified. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

Investors High Grade Bond Fund                        March 16, 1998
Investors Bond Fund                                   October 2, 1989
TaxSaver Bond Fund                                    October 2, 1989
Maine Municipal Bond Fund                             December 5, 1991
New Hampshire Bond Fund                               December 31, 1992
Investors Growth Fund                                 December 12, 1997
Payson Balanced Fund                                  November 25, 1991
Payson Value Fund                                     July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION-On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by a Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

                                       34      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly and Investors Growth Fund, for which dividends are declared and paid annually. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS-Costs incurred by Investors High Grade Bond Fund and Investors Growth Fund in connection with their organization are amortized using the straight-line method over a five year period.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund at an annual rate of 0.40% of each Fund's average daily net assets and 0.65% of the average daily net assets from Investors Growth Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each fund an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, plus certain shareholder account fees.

                                       35      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares. Prior to August 1, 1999, Forum Financial Services, Inc. provided distribution services to each Fund for the same compensation as FFS.

For the period ended September 30, 1999, FFS reallowed $8,002, $655 and $9 in commissions to certain financial institutions regarding purchases of Maine Municipal Bond Fund, New Hampshire Bond Fund and Payson Balanced Fund, respectively. FFS retained net commissions of $145, $3,008, $3,512, $1 and $64 from purchases of TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund and Payson Value Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, as well as the number and types of portfolio transactions made by a Fund.

NOTE 4. WAIVER OF FEES

Certain service providers of each Fund have voluntarily undertaken to waive a portion of their fees so that total expenses of each Fund would not exceed certain limitations. Fee waivers may be reduced or eliminated at any time. For the period ended September 30, 1999, fees waived were as follows:

                                                                                                TOTAL FEES
                                                             FEES WAIVED                          WAIVED
                                         ----------------------------------------------------   ----------
                                          FORUM
                                         ADVISORS    PAYSON      FSS        FACS       FADS
                                         --------    ------      ---        ----       ----
Investors High Grade Bond Fund.........  $    --    $    --    $39,778    $    --    $35,186     $ 74,964
Investors Bond Fund....................       --         --     47,562         --     65,939      113,501
TaxSaver Bond Fund.....................   18,509         --     42,853         --     34,577       95,939
Maine Municipal Bond Fund..............    9,733         --     52,735     24,000     33,146      119,614
New Hampshire Bond Fund................   13,996         --     26,315     18,000     15,163       73,474
Investors Growth Fund..................       --         --     22,549         --     27,718       50,267
Payson Balanced Fund...................       --     21,919         --         --     20,466       42,385
Payson Value Fund......................       --     17,854         --         --     12,512       30,366

                                       36      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1999 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the period ended September 30, 1999, were as follows:

                                                                      COST OF GOV'T   PROCEEDS OF
                                  COST OF       PROCEEDS FROM SALES    OBLIGATIONS       GOV'T
                                 PURCHASES        AND MATURITIES        PURCHASES        SALES
                              ---------------   -------------------   -------------   -----------
Investors High Grade Bond
 Fund.......................    $   533,455         $ 1,350,000          $     --     $        --
Investors Bond Fund.........      7,862,137          10,091,857                --       2,902,500
TaxSaver Bond Fund..........      1,858,799           5,807,569                --              --
Maine Municipal Bond Fund...      2,157,790           1,163,226                --              --
New Hampshire Bond Fund.....      1,443,523           1,187,174                --              --
Investors Growth Fund.......             --           3,061,409                --              --
Payson Balanced Fund........      6,411,785           6,865,661           290,019       1,007,497
Payson Value Fund...........      1,575,390           1,439,674                --              --

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 1999, was the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was as follows:

                                                                                  NET UNREALIZED
                                                     UNREALIZED     UNREALIZED     APPRECIATION
                                       TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                       --------     ------------   ------------   --------------
Investors High Grade Bond Fund......  $35,697,111   $   154,398     $1,302,072      $(1,147,674)
Investors Bond Fund.................   65,323,139       355,116      3,438,151       (3,083,035)
TaxSaver Bond Fund..................   32,632,605       455,503        833,131         (377,628)
Maine Municipal Bond Fund...........   31,900,646       554,903        538,302           16,601
New Hampshire Bond Fund.............   14,953,233       145,151        243,265          (98,114)
Investors Growth Fund...............    9,468,288    15,320,069        489,390       14,830,679
Payson Balanced Fund................   22,371,156     1,668,843      2,684,861       (1,016,018)
Payson Value Fund...................   13,705,574     6,062,050      1,171,738        4,890,312

NOTE 6. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

                                       37      FORUM FUNDS-Registered Trademark-

                      (This page intentionally left blank)

                                       38      FORUM FUNDS-Registered Trademark-

FOR MORE INFORMATION


         TRANSFER AGENT
Forum Shareholder Services, LLC
      Two Portland Square
      Portland, ME 04101



         DISTRIBUTOR
   Forum Fund Services, LLC
      Two Portland Square
      Portland, ME 04101



This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectus.






         FORUM
         FUNDS

  Investors High Grade
      Bond Fund

  Investors Bond Fund

  TaxSaver Bond Fund

   Maine Municipal
     Bond Fund

   New Hampshire
     Bond Fund

 Investors Growth Fund

 Payson Balanced Fund

  Payson Value Fund



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         Forum Funds
        P.O. Box 446
     Portland, Maine 04112
800-94FORUM (Shareholder Services)
  800-95FORUM (Dealer Services)
        207-879-0001
     www.forumfunds.com